UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-2444



                         The Bond Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2005

                     Date of reporting period: June 30, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

THE BOND FUND OF AMERICA

[close-up photo of Bond Fund of America symbol on a certificate]

Semi-annual report for the six months ended June 30, 2005

THE BOND FUND OF AMERICA(SM) seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2005:

Class A shares                                                               1 year           5 years          10 years

Reflecting 3.75% maximum sales charge                                        +2.90%           +6.51%            +6.47%

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 26 for details.

The fund's 30-day yield for Class A shares as of July 31, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 4.14%, which reflects a fee waiver (4.12% without the fee waiver). The fund's distribution rate for Class A shares as of that date was 4.51%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and liquidity. For more complete information, please read the prospectus.

[photo of a portion of a bond certificate]

FELLOW SHAREHOLDERS:

For the first six months of 2005, the differing directions of short-term and long-term yields -- a very unusual phenomenon -- played an important role in bond market results. In addition, the market was affected by the weakness of some lower rated bonds midway through the reporting period. Both of these developments played a significant role in the fund's results lagging some major bond market measures. For the six months ended June 30, 2005, The Bond Fund of America produced a total return of 1.3%. Shareholders received monthly dividends totaling 31.5 cents a share, which represents an income return of 2.3% (4.6% annualized).

For comparison, the Lehman Brothers Aggregate Bond Index, a broad measure of the investment-grade bond market, reported a total return of 2.5%. (The index is unmanaged and its return does not include expenses.) The total return of the average corporate A-rated bond fund as measured by Lipper was 2.2%. Results for longer time periods are shown in the table below.

BOND MARKET OVERVIEW

Prominent among recent bond market trends were the diverse trajectories of short-term and long-term bond yields -- a divergence that the Federal Reserve Board Chairman Alan Greenspan called a "conundrum."

[Begin Sidebar]
Results at a glance
(for periods ended June 30, 2005, with all distributions reinvested)

                                                                          Average annual total returns
                                                  1 year            5 years         10 years          Lifetime*

The Bond Fund of America                           +6.9%             +7.3%            +6.9%             +9.4%
Lehman Brothers Aggregate
     Bond Index(1)                                 +6.8%             +7.4%            +6.8%             +8.9%
Lipper Corp. A-Rated Bond
     Funds Average(2)                              +6.6%             +6.9%            +6.2%             +8.8%

*Since May 28, 1974.
(1) The unmanaged Lehman Brothers Aggregate Bond Index began on January 1, 1976. From May 31, 1974, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used.
(2) Source: Lipper. Lipper averages do not include the effects of sales charges. [End Sidebar]

Since June 2004, the Federal Reserve has been steadily raising the federal funds rate a quarter point each at its regular meetings, bringing it to 3.25% at the close of the reporting period. Short-term yields have largely mirrored the Fed's increases, dampening returns in the short-term segment of the market. (When a bond's yield increases, its price decreases, and vice versa.) Virtually every time the Fed has raised short-term rates in the past, long-term bond yields rose as well -- but not this time. Instead, yields on U.S. Treasuries (the bellwether for bond market yields) that mature in five years or more ended the reporting period lower than they were a year ago, when the Fed started raising rates. This contrary trend has resulted in the longest maturity bonds producing the highest returns.

Developments in the auto industry rippled through the corporate bond sector and contributed to lackluster returns for many lower rated issuers. In early May, Standard & Poor's, a leading bond rating firm, lowered its ratings on General Motors and Ford to below investment grade. Both companies have sizable amounts of debt outstanding that have often served as benchmark trading references for the corporate market. The downgrade of these two industrial titans cast a temporary shadow over parts of the market and compelled yield buyers to reassess their tolerance for risk.

Throughout the period, the fund has maintained exposure to General Motors and Ford, primarily through investments in their respective financing operations. Despite recent troubles, we continue to believe that these investments offer the potential for attractive long-term returns. The fund's exposure to each issuer totaled less than 2% of net assets.

HOW THE FUND RESPONDED

Managing risk is an important part of managing a bond portfolio. It requires looking beyond short-term trends and evaluating the long-term consequences of current events. With that perspective, we remain cautious in our interest rate outlook.

Since the Fed began raising rates last summer, the portfolio counselors of The Bond Fund of America have pursued a defensive investment strategy with the aim of protecting shareholder principal. Part of this strategy involves reducing the fund's exposure to long-term bonds, which are typically more sensitive to rising rates than are short-term securities. Short-term bond yields have recently risen to levels that are historically close to long-term yields. We continue to expect that additional rate increases by the Fed will lead to upward pressure on long-term bond yields. With this in mind, we have continued to maintain a relatively short maturity structure on the fund.

The pie chart on page 5 details the mix of securities held by the fund. Since the end of 2004, corporate bonds have declined slightly as a percent of net assets, while mortgage-backed obligations have increased slightly. Among other sectors, percentages held by the fund are little changed from our last report. Altogether, the fund holds more than 1,700 individual securities.

LOOKING AHEAD

While we believe that long-term rates will eventually move higher, we are encouraged that relatively tame inflation over the near term may limit the extent of that move. We are further heartened by an economy that is in good shape, recent improvements in government deficits, and the continued strong demand for bonds.

Over the years, The Bond Fund of America has weathered numerous changes in the investment climate. The fund's six portfolio counselors, with decades of investment experience, look to today's changing markets to identify tomorrow's opportunities. They understand that investing for the future requires careful research, patience and prudence when taking on risk. These factors have contributed to the fund's long-term success and are part of the legacy we put to work every day.

We thank you for your confidence and continued support, and we look forward to reporting to you again at the close of the fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.              /s/ Abner D. Goldstine

Paul G. Haaga, Jr.                  Abner D. Goldstine
Vice Chairman                       President
                                    Principal Executive Officer
August 11, 2005

Martin Fenton, an independent Director of the fund since 1989, has been elected non-executive chairman of the Board. Paul G. Haaga, Jr., the previous chairman, has been elected vice chairman. As independent Board chair pursuant to recently adopted Securities and Exchange Commission regulations, Mr. Fenton will chair Board meetings, including executive sessions of the independent Directors, and will be responsible for Board agendas, but will not have other executive or management responsibilities with the fund. He will remain unaffiliated with Capital Research and Management Company, the fund's investment adviser, and any of its affiliates.

For current information about the fund, visit americanfunds.com.


OTHER SHARE CLASS RESULTS                                             unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2005:

                                                                              1 year           5 years         Life of class
Class B shares
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                          +1.15%           +6.22%            +6.13%(1)
Not reflecting CDSC                                                           +6.15%           +6.53%            +6.28%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                           +5.07%            --                +5.83%(2)
Not reflecting CDSC                                                           +6.07%            --                +5.83%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +6.89%            --                +6.63%(2)

Class 529-A shares(4)
Reflecting 3.75% maximum sales charge                                         +2.83%            --                +6.04%(5)
Not reflecting maximum sales charge                                           +6.87%            --                +7.26%(5)

Class 529-B shares(4)
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                     +0.94%            --                +5.54%(5)
Not reflecting CDSC                                                           +5.94%            --                +6.32%(5)

Class 529-C shares(4)
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                           +4.96%            --                +6.40%(6)
Not reflecting CDSC                                                           +5.96%            --                +6.40%(6)

Class 529-E shares(3,4)                                                       +6.51%            --                +7.03%(7)

Class 529-F shares(3,4)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +6.81%            --                +8.61%(8)

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. In addition, the fund's principal underwriter also waived fees related to distribution services for Class 529-F. Fund results shown reflect these waivers, without which they would have been lower. Please see the Financial Highlights table on page 26 for details.

(1) From March 15, 2000, when Class B shares were first sold.
(2) From March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Results shown do not reflect the $10 initial account set up fee and an annual $10 account maintenance fee.
(5) From February 15, 2002, when Class 529-A and Class 529-B shares were first sold.
(6) From February 19, 2002, when Class 529-C shares were first sold.
(7) From March 7, 2002, when Class 529-E shares were first sold.
(8) From September 26, 2002, when Class 529-F shares were first sold.


SUMMARY INVESTMENT PORTFOLIO, June 30, 2005
                                                                     unaudited


The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.


[begin pie chart]
Corporate bonds & notes                                    46.2%
Mortgage-backed obligations                                17.2
U.S. government & government agency bonds & notes          12.6
Non-U.S. government & government agency bonds & notes       6.4
Asset-backed obligations                                    6.0
Cash & equivalents                                          5.6
Preferred stocks                                            3.7
Municipals                                                  1.4
Convertible securities                                      0.8
Common stocks                                               0.1
[end pie chart]


                                                                                            Principal         Market       Percent
                                                                                               amount          value        of net
Bonds & notes  - 89.81%                                                                         (000)          (000)        assets

Corporate bonds & notes  -  46.24%
Financials  - 14.71%
Household Finance Corp. 4.125%-7.875% 2007-2011                                           $   109,000    $   114,834
HSBC Holdings PLC 5.25% 2012                                                                   10,000         10,423
HSBC Bank USA 4.625% 2014 (1)                                                                   4,000          4,000
HSBC Finance Corp. 5.00% 2015                                                                  31,730         32,040
Midland Bank 4.71% Eurodollar note (undated) (2)                                               15,000         12,675          .80%
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1)  (2)                                 74,250         79,495           .37
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)  (3)                                       57,035         75,553           .35
Other securities                                                                                           2,859,138         13.19
                                                                                                           3,188,158         14.71

Consumer discretionary  - 9.93%
Ford Motor Credit Co.:
 5.50% 2006                                                                             Euro    2,750          3,369
 7.375% 2009                                                                              $   100,920         98,707
 7.875% 2010                                                                                   87,500         86,555
 4.711%-7.375% 2007-2011 (2)                                                                  135,625        131,036
Ford Motor Co. 7.45% 2031                                                                      22,370         18,723          1.56
General Motors Acceptance Corp.:
 5.75% 2010                                                                             Euro    7,000          7,744
 7.25% 2011                                                                               $    66,230         62,172
 5.53%-8.00% 2007-2031 (2)                                                                    209,140        190,092
General Motors Corp.:
 7.25% 2013                                                                             Euro   19,285         20,187
 7.125%-8.25% 2011-2023                                                                   $    19,755         17,379
Residential Capital Corp. 6.375%-6.875% 2010-2015 (1)                                          40,280         40,566          1.56
DaimlerChrysler North America Holding Corp. 8.00% 2010                                         56,500         63,930           .30
Other securities                                                                                           1,411,157          6.51
                                                                                                           2,151,617          9.93

Telecommunication services  - 5.25%
France Telecom 8.50% 2011 (2)                                                                 114,650        133,203           .62
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                91,330         93,108           .43
SBC Communications Inc. 5.10% 2014                                                             70,540         72,256           .33
Other securities                                                                                             837,925          3.87
                                                                                                           1,136,492          5.25

Industrials  - 4.96%
Hutchison Whampoa International Ltd. 6.50% 2013 (1)                                            57,200         62,214           .29
Other securities                                                                                           1,013,553          4.67
                                                                                                           1,075,767          4.96

Utilities - 3.43%                                                                                            742,446          3.43

Materials - 2.63%                                                                                            569,918          2.63

Energy  - 1.82%
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014 (1)  (3)                             59,400         61,034           .28
Other securities                                                                                             332,401          1.54
                                                                                                             393,435          1.82

Other corporate bonds & notes - 3.51%                                                                        760,903          3.51

Mortgage-backed obligations (3)  - 17.21%
Fannie Mae:
 Series 2000-T5B, 7.30% 2010                                                                   57,100         64,828
 5.50% 2033                                                                                    97,637         99,140
 6.00% 2034                                                                                   105,279        108,043
 5.50% 2035                                                                                   146,335        148,496
 3.112%-12.00% 2009-2042 (2)                                                                  498,480        513,843          4.31
Freddie Mac:
 6.00% 2034                                                                                   257,550        264,269
 1.876%-11.00% 2007-2036 (2)                                                                  326,999        332,639          2.75
CS First Boston Mortgage Securities Corp. 3.61%-8.088% 2010-2041 (1)  (2)                     282,324        291,112          1.34
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                         61,707         62,862           .29
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                56,200         61,870           .29
Other securities                                                                                           1,782,154          8.23
                                                                                                           3,729,256         17.21

U.S. government & government agency bonds & notes  - 12.61%
U.S. Treasury:
 1.875% 2006                                                                                  169,760        168,275
 6.875% 2006                                                                                  256,600        263,957
 3.375% 2007 (4)                                                                              125,943        130,077
 3.625% 2008 (4)                                                                              118,995        126,032
 3.625% 2009                                                                                  217,500        216,804
 3.875% 2009 (4)                                                                              134,054        145,973
 3.50% 2011 (4)                                                                                55,893         62,000
 11.25% 2015                                                                                   70,000        110,524
 6.875% 2025                                                                                  152,700        205,669
 0%-12.00% 2005-2032 (4)                                                                      579,945        631,484          9.51
Freddie Mac:
 6.625% 2009                                                                                  184,000        202,661
 1.875%-6.25% 2006-2012                                                                        43,780         44,203          1.14
Federal Home Loan Bank:
 2.00% 2006                                                                                    67,775         67,053
 2.375% 2006                                                                                   62,695         62,023
 4.50%-5.823% 2009-2012                                                                        78,190         81,715           .97
Fannie Mae:
 7.00% 2005                                                                                    90,000         90,136
 5.25%-6.625% 2009-2029                                                                       101,425        112,748           .94
Other securities                                                                                              11,551           .05
                                                                                                           2,732,885         12.61

Non-U.S. government & government agency bonds & notes  - 6.39%
German Government:
 5.00% 2005                                                                             Euro   35,020         42,474
 4.50% 2006                                                                                    59,140         73,440
 4.50% 2009                                                                                    55,000         71,958
 6.25% 2030                                                                                    48,160         82,691
Bundesrepublik 5.25% 2010                                                                       2,855          3,890          1.27
Canadian Government 4.25% 2026 (4)                                                      C$     63,724         74,258           .34
Israel Government 7.50% 2014                                                            ILS   308,812         72,939           .34
Japanese Government 0.90% 2008                                                          Yen 6,540,750         60,453           .28
Other securities                                                                                             901,896          4.16
                                                                                                           1,383,999          6.39

Asset-backed obligations (3) - 5.99%
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012 (1)      $    60,520         60,506           .28
Other securities                                                                                           1,237,969          5.71
                                                                                                           1,298,475          5.99

Municipals  - 1.37%
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033                                  64,975         71,096           .33
Other securities                                                                                             225,041          1.04
                                                                                                             296,137          1.37



Total bonds & notes (cost: $18,973,847,000)                                                               19,459,488         89.81



                                                                                            Shares or         Market       Percent
                                                                                     principal amount          value        of net
Convertible securities  - 0.79%                                                                                (000)        assets

Consumer discretionary  - 0.23%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032             351,600         14,180           .07
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                $  18,125,000         13,456           .06
Other securities                                                                                              22,488           .10
                                                                                                              50,124           .23

Other - 0.56%                                                                                                120,038           .56


Miscellaneous  -  0.00%
Other convertible securities in initial period of acquisition                                                    495           .00


Total convertible securities (cost: $140,654,000)                                                            170,657           .79



                                                                                                              Market       Percent
                                                                                                               value        of net
Warrants  - 0.00%                                                                                              (000)        assets


Total warrants (cost: $0)                                                                                          8           .00



                                                                                                              Market       Percent
                                                                                               Shares          value        of net
Preferred stocks  - 3.67%                                                                                      (000)        assets

Financials  - 3.56%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1)  (2)                 135,198,000        153,263
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (1)  (2)            57,500,000         63,482          1.00
HSBC Capital Funding LP: (2)
 Series 1, 9.547% noncumulative step-up perpetual preferred (1)                            87,750,000        107,030
 Series 2, 10.176% noncumulative step-up perpetual preferred (1)                           25,000,000         40,124
 8.03% noncumulative preferred                                                             20,000,000         31,131           .82
Fannie Mae, Series O, 7.00% preferred (1)                                                   1,369,000         76,279           .35
Other securities                                                                                             300,174          1.39
                                                                                                             771,483          3.56

Other - 0.06%                                                                                                 13,140           .06


Miscellaneous  -  0.05%
Other preferred stocks in initial period of acquisition                                                       11,027           .05


Total preferred stocks (cost: $694,623,000)                                                                  795,650          3.67



                                                                                                              Market       Percent
                                                                                                               value        of net
Common stocks  - 0.14%                                                                                         (000)        assets

Other - 0.14%                                                                                                 30,849           .14



Total common stocks (cost: $51,330,000)                                                                       30,849           .14



                                                                                            Principal         Market       Percent
                                                                                               amount          value        of net
Short-term securities  - 4.52%                                                                  (000)          (000)        assets


Gannett Co. 3.03%-3.19% due 7/20-7/22/2005 (1)  (5)                                       $    95,300         95,129           .44
CAFCO, LLC 3.09%-3.13% due 7/15-7/27/2005 (1)  (5)                                             64,500         64,387
Ciesco LLC 3.27% due 8/18/2005 (1)                                                             29,400         29,269           .43
Wal-Mart Stores Inc. 3.10%-3.22% due 8/9-8/26/2005 (1)  (5)                                    94,000         93,636           .43
Preferred Receivables Funding Corp. 3.07% due 7/11/2005 (1)                                    50,000         49,953
Park Avenue Receivables Co., LLC 3.07% due 7/14/2005 (1)                                       25,000         24,970           .35
Procter & Gamble Co. 3.02%-3.21% due 7/6-7/29/2005 (1)                                         64,200         64,122           .30
Hewlett-Packard Co. 3.16% due 7/28/2005 (1)                                                    63,300         63,144           .29
Variable Funding Capital Corp. 3.04%-3.12% due 7/6-8/10/2005 (1) (5)                           61,200         61,049           .28
Federal Home Loan Bank 3.21% due 8/19/2005                                                     50,000         49,777           .23
Other securities                                                                                             383,095          1.77

Total short-term securities (cost: $978,524,000)                                                             978,531          4.52


Total investment securities (cost: $20,838,978,000)                                                       21,435,183         98.93
Other assets less liabilities                                                                                231,919          1.07

Net assets                                                                                               $21,667,102       100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.


INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2005, appear below.

                                        Beginning shares                           Ending shares      Dividend or      Market value
Company                                     or principal     Purchases     Sales    or principal  interest income     of affiliates
                                                  amount                                  amount            (000)  at 6/30/05 (000)
ZiLOG, Inc. (6)                                  879,000             -         -         879,000              $ -            $3,709
ZiLOG, Inc. - MOD III Inc., units (7)              1,447             -         -           1,447                -                 -
Clarent Hospital Corp. (6) (7)                   331,291             -         -         331,291                -               166
Beverly Hills Bancorp Inc. (8)                 1,601,967             -   716,967         885,000              302                 -
NTELOS Inc. 8.33% 2012 (2) (8)                       $ -   $ 9,250,000       $ -     $ 9,250,000              252                 -
                                                                                                            $ 554           $ 3,875

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $4,388,322,000, which represented 20.25% of the net assets of the fund.
(2) Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Security did not produce income during the last 12 months.
(7) Valued under fair value procedures adopted by authority of the Board of Directors.
(8) Unaffiliated issuer at 6/30/2005.

See Notes to Financial Statements


FINANCIAL STATEMENTS

Statement of assets and liabilities                                  unaudited
at June 30, 2005                             (dollars and shares in thousands,
                                                     except per-share amounts)

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $20,821,516)                                             $21,431,308
  Affiliated issuers (cost: $17,462)                                                         3,875                   $21,435,183
 Cash                                                                                                                     54,769
 Receivables for:
  Sales of investments                                                                      66,277
  Sales of fund's shares                                                                    65,232
  Open forward currency contracts                                                              239
  Closed forward currency contracts                                                          4,674
  Dividends and interest                                                                   253,510                       389,932
                                                                                                                      21,879,884
Liabilities:
 Payables for:
  Purchases of investments                                                                 161,370
  Repurchases of fund's shares                                                              23,550
  Dividends on fund's shares                                                                15,787
  Open forward currency contracts                                                                4
  Investment advisory services                                                               3,969
  Services provided by affiliates                                                            7,574
  Deferred Directors' compensation                                                             341
  Other fees and expenses                                                                      187                       212,782
Net assets at June 30, 2005                                                                                          $21,667,102

Net assets consist of:
 Capital paid in on shares of capital stock                                                                          $21,454,969
 Undistributed net investment income                                                                                       2,475
 Accumulated net realized loss                                                                                          (385,123)
 Net unrealized appreciation                                                                                             594,781
Net assets at June 30, 2005                                                                                          $21,667,102


Total authorized capital stock - 2,500,000 shares, $.001 par value (1,603,932 total shares outstanding)

                                                        Net assets     Shares outstanding         Net asset value per share
                                                                                                                        (1)
Class A                                                $17,014,031              1,259,483                            $13.51
Class B                                                  1,420,232                105,134                             13.51
Class C                                                  1,292,190                 95,656                             13.51
Class F                                                    644,340                 47,698                             13.51
Class 529-A                                                228,872                 16,943                             13.51
Class 529-B                                                 54,172                  4,010                             13.51
Class 529-C                                                104,362                  7,725                             13.51
Class 529-E                                                 13,031                    965                             13.51
Class 529-F                                                  5,543                    410                             13.51
Class R-1                                                   14,730                  1,090                             13.51
Class R-2                                                  300,359                 22,235                             13.51
Class R-3                                                  290,556                 21,509                             13.51
Class R-4                                                  135,347                 10,019                             13.51
Class R-5                                                  149,337                 11,055                             13.51

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $14.04 for each.

See Notes to Financial Statements



STATEMENT OF OPERATIONS                                              unaudited
for the six months ended June 30, 2005                  (dollars in thousands)

Investment income:
 Income:
  Interest (net of non-U.S. withholding tax of $331;
            also includes $252 from affiliates)                                                    $514,382
  Dividends (includes $302 from affiliates)                                                           9,002              $523,384

 Fees and expenses:
  Investment advisory services                                                                       25,219
  Distribution services                                                                              36,492
  Transfer agent services                                                                            10,716
  Administrative services                                                                             3,615
  Reports to shareholders                                                                               660
  Registration statement and prospectus                                                                 887
  Postage, stationery and supplies                                                                    1,463
  Directors' compensation                                                                                59
  Auditing and legal                                                                                     23
  Custodian                                                                                             407
  State and local taxes                                                                                 172
  Total expenses before reimbursements/waivers                                                       79,713
 Less reimbursement/waiver of expenses:
  Investment advisory services                                                                        1,911
  Distribution services                                                                                   2
  Administrative services                                                                               446
  Total expenses after reimbursement/waiver of expenses                                                                    77,354
 Net investment income                                                                                                    446,030

Net realized gain and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized gain on:
  Investments (including $510 net loss from affiliates)                                             167,676
  Non-U.S. currency transactions                                                                     13,103               180,779
 Net unrealized (depreciation) appreciation on:
  Investments                                                                                      (362,068)
  Non-U.S. currency translations                                                                      2,042              (360,026)
   Net realized gain and unrealized depreciation
    on investments and non-U.S. currency                                                                                 (179,247)
Net increase in net assets resulting
 from operations                                                                                                         $266,783

See Notes to Financial Statements




Statements of changes in net assets                     (dollars in thousands)

                                                                                                 Six months            Year ended
                                                                                             ended June 30,          December 31,
                                                                                                      2005*                  2004
Operations:
 Net investment income                                                                             $446,030              $800,046
 Net realized gain on investments and
  non-U.S. currency transactions                                                                    180,779               191,769
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                                (360,026)               32,889
  Net increase in net assets
   resulting from operations                                                                        266,783             1,024,704


Dividends paid or accrued to shareholders from net investment income                               (468,239)             (822,839)

Capital share transactions                                                                        2,039,150             2,677,089

Total increase in net assets                                                                      1,837,694             2,878,954

Net assets:
 Beginning of period                                                                             19,829,408            16,950,454
 End of period (including undistributed net investment
  income: $2,475 and $24,684, respectively)                                                     $21,667,102           $19,829,408

*Unaudited

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                                        unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to 0%    Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan.(sm)

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities originally purchased with maturities greater than 60 days but that now have 60 days or less remaining to maturity, are valued based on the amortized difference between the par value and the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. withholding taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the six months ended June 30, 2005, there were no non-U.S. taxes recorded based on realized and unrealized gains.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of June 30, 2005, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $20,897,036,000.

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains                                               $94,901
Accumulated short-term capital losses                                                                        (516,283)
Undistributed long-term capital gains                                                                         114,479
Gross unrealized appreciation on investment securities                                                        774,426
Gross unrealized depreciation on investment securities                                                       (236,279)
Net unrealized appreciation on investment securities                                                          538,147

Accumulated short-term capital losses above include capital loss carryforwards of $243,982,000, $254,538,000 and $16,261,000 expiring in 2011, 2010 and 2009, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended June 30, 2005, the fund realized, on a tax basis, a net capital gain of $112,977,000.

Ordinary  income   distributions  paid  or  accrued  to  shareholders  from  net investment income and non-U.S. currency gains were as follows (dollars in thousands):

Share class                                         Six months ended June 30, 2005                   Year ended December 31, 2004
Class A                                                                  $ 380,190                                      $ 683,482
Class B                                                                     27,468                                         51,745
Class C                                                                     23,053                                         37,239
Class F                                                                     12,864                                         17,193
Class 529-A                                                                  4,744                                          6,705
Class 529-B                                                                    966                                          1,568
Class 529-C                                                                  1,775                                          2,641
Class 529-E                                                                    250                                            375
Class 529-F                                                                    111                                            135
Class R-1                                                                      243                                            297
Class R-2                                                                    5,258                                          6,883
Class R-3                                                                    5,441                                          6,674
Class R-4                                                                    2,549                                          2,053
Class R-5                                                                    3,327                                          5,849
Total                                                                    $ 468,239                                      $ 822,839

4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.12% on such assets in excess of $20 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. CRMC is currently waiving a portion of these fees. At the beginning of the period, CRMC was waiving 5% of these fees and increased the waiver to 10% on April 1, 2005. During the six months ended June 30, 2005, the total investment advisory services fees waived by CRMC were $1,911,000. As a result, the fee shown on the accompanying financial statements of $25,219,000, which was equivalent to an annualized rate of 0.247%, was reduced to $23,308,000 or 0.228% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold. AFD is currently waiving a portion of these fees to the extent the amounts paid to qualified dealers or advisers was less than the approved limit. During the six months ended June 30, 2005, the total distribution services fees waived by AFD were $2,000, which related to Class 529-F.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2005, unreimbursed expenses subject to reimbursement totaled $8,824,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended June 30, 2005, CRMC agreed to pay AFS a portion of these fees for classes R-1, R-2 and R-3. For the six months ended June 30, 2005, the total administrative services fees paid by CRMC were $3,000, $441,000 and $2,000 for classes R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the  agreements  described on the previous page for the
          six  months  ended  June  30,  2005,  were  as  follows   (dollars  in
          thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $20,172          $9,929         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          6,921             787          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          5,928          Included             $889               $184            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           692           Included             415                 75             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         187           Included             154                 23                  $102
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         256           Included              38                 15                   26
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         469           Included              70                 21                   47
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          29           Included              9                   2                   6
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          6            Included              4                  -*                   2
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          62            Included              9                   7             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2         1,003          Included             201                 798            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          631           Included             189                 171            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          136           Included              82                  7             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              67                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $36,492          $10,716            $2,127             $1,305                $183
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $59,000, shown on the accompanying financial statements, includes $49,000 in current fees (either paid in cash or deferred) and a net increase of $10,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                              Sales(1)                      Reinvestments of dividends
                                                                    Amount        Shares                 Amount            Shares
Six months ended June 30, 2005
Class A                                                        $ 2,399,902       177,778              $ 317,817            23,577
Class B                                                            117,103         8,677                 21,921             1,626
Class C                                                            275,820        20,435                 18,392             1,364
Class F                                                            205,897        15,254                  9,771               725
Class 529-A                                                         46,228         3,425                  4,566               339
Class 529-B                                                          5,741           425                    932                69
Class 529-C                                                         21,083         1,561                  1,709               127
Class 529-E                                                          2,659           197                    241                18
Class 529-F                                                          1,326            98                    107                 8
Class R-1                                                            5,756           426                    233                17
Class R-2                                                           90,683         6,715                  5,044               375
Class R-3                                                          102,988         7,626                  5,226               388
Class R-4                                                           70,003         5,177                  2,445               181
Class R-5                                                           42,193         3,126                  2,110               156
Total net increase
   (decrease)                                                  $ 3,387,382       250,920              $ 390,514            28,970

Year ended December 31, 2004
Class A                                                        $ 4,113,288       304,709              $ 585,100            43,375
Class B                                                            290,080        21,493                 42,293             3,135
Class C                                                            452,065        33,472                 30,241             2,242
Class F                                                            276,299        20,471                 13,677             1,014
Class 529-A                                                         81,558         6,041                  6,689               496
Class 529-B                                                         15,159         1,123                  1,564               116
Class 529-C                                                         34,537         2,558                  2,635               195
Class 529-E                                                          3,881           287                    374                28
Class 529-F                                                          2,019           150                    135                10
Class R-1                                                            7,762           575                    295                22
Class R-2                                                          163,885        12,152                  6,838               507
Class R-3                                                          149,741        11,099                  6,643               493
Class R-4                                                           70,820         5,252                  2,044               151
Class R-5                                                           39,652         2,956                  3,979               295
Total net increase
   (decrease)                                                  $ 5,700,746       422,338              $ 702,507            52,079




Share class                                                            Repurchases(1)                         Net increase
                                                                    Amount        Shares                 Amount            Shares
Six months ended June 30, 2005
Class A                                                       $ (1,365,003)     (101,172)           $ 1,352,716           100,183
Class B                                                            (98,763)       (7,319)                40,261             2,984
Class C                                                           (113,729)       (8,429)               180,483            13,370
Class F                                                            (53,012)       (3,930)               162,656            12,049
Class 529-A                                                         (7,410)         (549)                43,384             3,215
Class 529-B                                                         (1,440)         (106)                 5,233               388
Class 529-C                                                         (3,727)         (276)                19,065             1,412
Class 529-E                                                           (479)          (35)                 2,421               180
Class 529-F                                                            (68)           (5)                 1,365               101
Class R-1                                                           (1,604)         (119)                 4,385               324
Class R-2                                                          (30,808)       (2,282)                64,919             4,808
Class R-3                                                          (28,270)       (2,094)                79,944             5,920
Class R-4                                                          (13,176)         (976)                59,272             4,382
Class R-5                                                          (21,257)       (1,565)                23,046             1,717
Total net increase
   (decrease)                                                 $ (1,738,746)     (128,857)           $ 2,039,150           151,033

Year ended December 31, 2004
Class A                                                       $ (3,028,423)     (224,803)           $ 1,669,965           123,281
Class B                                                           (226,378)      (16,819)               105,995             7,809
Class C                                                           (218,016)      (16,201)               264,290            19,513
Class F                                                           (100,016)       (7,438)               189,960            14,047
Class 529-A                                                        (12,466)         (925)                75,781             5,612
Class 529-B                                                         (3,056)         (228)                13,667             1,011
Class 529-C                                                         (8,033)         (597)                29,139             2,156
Class 529-E                                                           (721)          (54)                 3,534               261
Class 529-F                                                           (119)           (9)                 2,035               151
Class R-1                                                           (2,382)         (176)                 5,675               421
Class R-2                                                          (46,485)       (3,445)               124,238             9,214
Class R-3                                                          (41,099)       (3,048)               115,285             8,544
Class R-4                                                          (15,251)       (1,131)                57,613             4,272
Class R-5                                                          (23,719)       (1,764)                19,912             1,487
Total net increase
   (decrease)                                                 $ (3,726,164)     (276,638)           $ 2,677,089           197,779

(1) Includes exchanges between share classes of the fund.

6.       FORWARD CURRENCY CONTRACTS

As of June 30, 2005, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows (dollars in thousands):

                                                    Contract amount                U.S. valuations at June 30, 2005
                                                                                                      Unrealized
Non-U.S. currency contracts                        Non-U.S.       U.S.                     Amount   appreciation
                                                      (000)      (000)                      (000)          (000)
Sales:

 Euros
  expiring 7/7/2005 to 5/10/2006                Euro 11,923    $14,607                    $14,449           $158

 British pounds
  expiring 9/9/2005                            Pound  1,920      3,509                      3,432             77


Forward currency contracts - net                              $ 18,116                   $ 17,881          $ 235

7.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $6,315,981,000 and $4,549,651,000, respectively, during the six months ended June 30, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2005, the custodian fee of $407,000, shown on the accompanying financial statements, includes $112,000 that was offset by this reduction, rather than paid in cash.



Financial highlights (1)

                                                                                   Income from investment operations(2)
                                                                                                          Net
                                                                    Net asset                  (losses) gains
                                                                       value,           Net     on securities    Total from
                                                                    beginning    investment    (both realized    investment
                                                                    of period        income    and unrealized)   operations
Class A:
 Six months ended 6/30/2005 (5)                                        $13.65          $.30             $(.13)         $.17
 Year ended 12/31/2004                                                  13.51           .61               .16           .77
 Year ended 12/31/2003                                                  12.70           .68               .84          1.52
 Year ended 12/31/2002                                                  12.79           .82              (.08)          .74
 Year ended 12/31/2001                                                  12.79           .93              (.03)          .90
 Year ended 12/31/2000                                                  12.98           .94              (.17)          .77
Class B:
 Six months ended 6/30/2005 (5)                                         13.65           .25              (.13)          .12
 Year ended 12/31/2004                                                  13.51           .51               .16           .67
 Year ended 12/31/2003                                                  12.70           .58               .84          1.42
 Year ended 12/31/2002                                                  12.79           .72              (.08)          .64
 Year ended 12/31/2001                                                  12.79           .83              (.03)          .80
 Period from 3/15/2000 to 12/31/2000                                    12.92           .62              (.08)          .54
Class C:
 Six months ended 6/30/2005 (5)                                         13.65           .25              (.13)          .12
 Year ended 12/31/2004                                                  13.51           .50               .16           .66
 Year ended 12/31/2003                                                  12.70           .57               .84          1.41
 Year ended 12/31/2002                                                  12.79           .71              (.08)          .63
 Period from 3/15/2001 to 12/31/2001                                    13.05           .63              (.27)          .36
Class F:
 Six months ended 6/30/2005 (5)                                         13.65           .30              (.13)          .17
 Year ended 12/31/2004                                                  13.51           .60               .16           .76
 Year ended 12/31/2003                                                  12.70           .67               .84          1.51
 Year ended 12/31/2002                                                  12.79           .81              (.08)          .73
 Period from 3/15/2001 to 12/31/2001                                    13.05           .70              (.27)          .43
Class 529-A:
 Six months ended 6/30/2005 (5)                                         13.65           .30              (.13)          .17
 Year ended 12/31/2004                                                  13.51           .60               .16           .76
 Year ended 12/31/2003                                                  12.70           .67               .84          1.51
 Period from 2/15/2002 to 12/31/2002                                    12.76           .69              (.04)          .65
Class 529-B:
 Six months ended 6/30/2005 (5)                                         13.65           .24              (.13)          .11
 Year ended 12/31/2004                                                  13.51           .48               .16           .64
 Year ended 12/31/2003                                                  12.70           .55               .84          1.39
 Period from 2/15/2002 to 12/31/2002                                    12.76           .60              (.04)          .56
Class 529-C:
 Six months ended 6/30/2005 (5)                                         13.65           .24              (.13)          .11
 Year ended 12/31/2004                                                  13.51           .48               .16           .64
 Year ended 12/31/2003                                                  12.70           .55               .84          1.39
 Period from 2/19/2002 to 12/31/2002                                    12.73           .60              (.02)          .58
Class 529-E:
 Six months ended 6/30/2005 (5)                                         13.65           .28              (.13)          .15
 Year ended 12/31/2004                                                  13.51           .55               .16           .71
 Year ended 12/31/2003                                                  12.70           .62               .84          1.46
 Period from 3/7/2002 to 12/31/2002                                     12.70           .61               .02           .63
Class 529-F:
 Six months ended 6/30/2005 (5)                                         13.65           .30              (.13)          .17
 Year ended 12/31/2004                                                  13.51           .59               .16           .75
 Year ended 12/31/2003                                                  12.70           .64               .84          1.48
 Period from 9/26/2002 to 12/31/2002                                    12.31           .19               .40           .59




Financial highlights (1)                                          (continued)

                                                                                   Income from investment operations(2)
                                                                                                          Net
                                                                    Net asset                  (losses) gains
                                                                       value,           Net     on securities    Total from
                                                                    beginning    investment    (both realized    investment
                                                                    of period        income    and unrealized)   operations
Class R-1:
 Six months ended 6/30/2005 (5)                                        $13.65          $.25             $(.13)         $.12
 Year ended 12/31/2004                                                  13.51           .50               .16           .66
 Year ended 12/31/2003                                                  12.70           .57               .84          1.41
 Period from 6/11/2002 to 12/31/2002                                    12.65           .38               .06           .44
Class R-2:
 Six months ended 6/30/2005 (5)                                         13.65           .25              (.13)          .12
 Year ended 12/31/2004                                                  13.51           .50               .16           .66
 Year ended 12/31/2003                                                  12.70           .57               .84          1.41
 Period from 5/31/2002 to 12/31/2002                                    12.72           .40              (.01)          .39
Class R-3:
 Six months ended 6/30/2005 (5)                                         13.65           .28              (.13)          .15
 Year ended 12/31/2004                                                  13.51           .55               .16           .71
 Year ended 12/31/2003                                                  12.70           .62               .84          1.46
 Period from 6/4/2002 to 12/31/2002                                     12.73           .42              (.02)          .40
Class R-4:
 Six months ended 6/30/2005 (5)                                         13.65           .30              (.13)          .17
 Year ended 12/31/2004                                                  13.51           .60               .16           .76
 Year ended 12/31/2003                                                  12.70           .67               .84          1.51
 Period from 5/20/2002 to 12/31/2002                                    12.67           .47               .04           .51
Class R-5:
 Six months ended 6/30/2005 (5)                                         13.65           .32              (.13)          .19
 Year ended 12/31/2004                                                  13.51           .65               .16           .81
 Year ended 12/31/2003                                                  12.70           .71               .84          1.55
 Period from 5/15/2002 to 12/31/2002                                    12.66           .52               .05           .57




Financial highlights (1)



                                                                    Dividends
                                                                    (from net     Net asset                       Net assets,
                                                                   investment    value, end             Total  end of period
                                                                       income)    of period          return(3)  (in millions)
Class A:
 Six months ended 6/30/2005 (5)                                         $(.31)       $13.51              1.31%       $17,014
 Year ended 12/31/2004                                                   (.63)        13.65              5.85         15,822
 Year ended 12/31/2003                                                   (.71)        13.51             12.22         13,991
 Year ended 12/31/2002                                                   (.83)        12.70              6.11         12,600
 Year ended 12/31/2001                                                   (.90)        12.79              7.15         11,223
 Year ended 12/31/2000                                                   (.96)        12.79              6.19          9,366
Class B:
 Six months ended 6/30/2005 (5)                                          (.26)        13.51               .94          1,420
 Year ended 12/31/2004                                                   (.53)        13.65              5.07          1,394
 Year ended 12/31/2003                                                   (.61)        13.51             11.38          1,274
 Year ended 12/31/2002                                                   (.73)        12.70              5.28            939
 Year ended 12/31/2001                                                   (.80)        12.79              6.37            471
 Period from 3/15/2000 to 12/31/2000                                     (.67)        12.79              4.33             88
Class C:
 Six months ended 6/30/2005 (5)                                          (.26)        13.51               .90          1,292
 Year ended 12/31/2004                                                   (.52)        13.65              4.99          1,123
 Year ended 12/31/2003                                                   (.60)        13.51             11.29            848
 Year ended 12/31/2002                                                   (.72)        12.70              5.20            554
 Period from 3/15/2001 to 12/31/2001                                     (.62)        12.79              2.83            188
Class F:
 Six months ended 6/30/2005 (5)                                          (.31)        13.51              1.29            644
 Year ended 12/31/2004                                                   (.62)        13.65              5.80            487
 Year ended 12/31/2003                                                   (.70)        13.51             12.15            292
 Year ended 12/31/2002                                                   (.82)        12.70              6.04            180
 Period from 3/15/2001 to 12/31/2001                                     (.69)        12.79              3.35             76
Class 529-A:
 Six months ended 6/30/2005 (5)                                          (.31)        13.51              1.27            229
 Year ended 12/31/2004                                                   (.62)        13.65              5.80            187
 Year ended 12/31/2003                                                   (.70)        13.51             12.21            110
 Period from 2/15/2002 to 12/31/2002                                     (.71)        12.70              5.33             50
Class 529-B:
 Six months ended 6/30/2005 (5)                                          (.25)        13.51               .84             54
 Year ended 12/31/2004                                                   (.50)        13.65              4.86             49
 Year ended 12/31/2003                                                   (.58)        13.51             11.18             35
 Period from 2/15/2002 to 12/31/2002                                     (.62)        12.70              4.55             17
Class 529-C:
 Six months ended 6/30/2005 (5)                                          (.25)        13.51               .85            105
 Year ended 12/31/2004                                                   (.50)        13.65              4.88             86
 Year ended 12/31/2003                                                   (.58)        13.51             11.19             56
 Period from 2/19/2002 to 12/31/2002                                     (.61)        12.70              4.75             28
Class 529-E:
 Six months ended 6/30/2005 (5)                                          (.29)        13.51              1.11             13
 Year ended 12/31/2004                                                   (.57)        13.65              5.43             11
 Year ended 12/31/2003                                                   (.65)        13.51             11.77              7
 Period from 3/7/2002 to 12/31/2002                                      (.63)        12.70              5.14              3
Class 529-F:
 Six months ended 6/30/2005 (5)                                          (.31)        13.51              1.28              6
 Year ended 12/31/2004                                                   (.61)        13.65              5.69              4
 Year ended 12/31/2003                                                   (.67)        13.51             11.96              2
 Period from 9/26/2002 to 12/31/2002                                     (.20)        12.70              4.81              - (7)




Financial highlights (1)                                          (continued)



                                                                    Dividends
                                                                    (from net     Net asset                       Net assets,
                                                                   investment    value, end              Total  end of period
                                                                       income)    of period             return  (in millions)
Class R-1:
 Six months ended 6/30/2005 (5)                                         $(.26)       $13.51               .90%           $15
 Year ended 12/31/2004                                                   (.52)        13.65              4.98             11
 Year ended 12/31/2003                                                   (.60)        13.51             11.29              5
 Period from 6/11/2002 to 12/31/2002                                     (.39)        12.70              3.59              1
Class R-2:
 Six months ended 6/30/2005 (5)                                          (.26)        13.51               .92            300
 Year ended 12/31/2004                                                   (.52)        13.65              5.02            238
 Year ended 12/31/2003                                                   (.60)        13.51             11.33            111
 Period from 5/31/2002 to 12/31/2002                                     (.41)        12.70              3.23             21
Class R-3:
 Six months ended 6/30/2005 (5)                                          (.29)        13.51              1.11            291
 Year ended 12/31/2004                                                   (.57)        13.65              5.42            213
 Year ended 12/31/2003                                                   (.65)        13.51             11.76             95
 Period from 6/4/2002 to 12/31/2002                                      (.43)        12.70              3.31             18
Class R-4:
 Six months ended 6/30/2005 (5)                                          (.31)        13.51              1.30            135
 Year ended 12/31/2004                                                   (.62)        13.65              5.81             77
 Year ended 12/31/2003                                                   (.70)        13.51             12.15             18
 Period from 5/20/2002 to 12/31/2002                                     (.48)        12.70              4.21             11
Class R-5:
 Six months ended 6/30/2005 (5)                                          (.33)        13.51              1.45            149
 Year ended 12/31/2004                                                   (.67)        13.65              6.14            127
 Year ended 12/31/2003                                                   (.74)        13.51             12.52            106
 Period from 5/15/2002 to 12/31/2002                                     (.53)        12.70              4.66             78




Financial highlights (1)

                                                                     Ratio of expenses  Ratio of expenses
                                                                            to average         to average       Ratio of
                                                                     net assets before   net assets after     net income
                                                                        reimbursements    reimbursements/     to average
                                                                               waivers        waivers (4)     net assets
Class A:
 Six months ended 6/30/2005 (5)                                               .66% (6)           .64% (6)      4.49% (6)
 Year ended 12/31/2004                                                        .65                .65           4.54
 Year ended 12/31/2003                                                        .67                .67           5.15
 Year ended 12/31/2002                                                        .71                .71           6.59
 Year ended 12/31/2001                                                        .71                .71           7.17
 Year ended 12/31/2000                                                        .72                .72           7.35
Class B:
 Six months ended 6/30/2005 (5)                                              1.40 (6)           1.38 (6)       3.75 (6)
 Year ended 12/31/2004                                                       1.39               1.38           3.80
 Year ended 12/31/2003                                                       1.41               1.41           4.37
 Year ended 12/31/2002                                                       1.47               1.47           5.77
 Year ended 12/31/2001                                                       1.45               1.45           6.30
 Period from 3/15/2000 to 12/31/2000                                         1.42 (6)           1.42 (6)       6.65 (6)
Class C:
 Six months ended 6/30/2005 (5)                                              1.46 (6)           1.45 (6)       3.67 (6)
 Year ended 12/31/2004                                                       1.46               1.45           3.71
 Year ended 12/31/2003                                                       1.49               1.49           4.26
 Year ended 12/31/2002                                                       1.55               1.55           5.66
 Period from 3/15/2001 to 12/31/2001                                         1.57 (6)           1.57 (6)       6.25 (6)
Class F:
 Six months ended 6/30/2005 (5)                                               .70 (6)            .68 (6)       4.43 (6)
 Year ended 12/31/2004                                                        .70                .69           4.46
 Year ended 12/31/2003                                                        .72                .72           5.02
 Year ended 12/31/2002                                                        .77                .77           6.44
 Period from 3/15/2001 to 12/31/2001                                          .79 (6)            .79 (6)       7.03 (6)
Class 529-A:
 Six months ended 6/30/2005 (5)                                               .74 (6)            .72 (6)       4.42 (6)
 Year ended 12/31/2004                                                        .70                .70           4.48
 Year ended 12/31/2003                                                        .68                .68           5.05
 Period from 2/15/2002 to 12/31/2002                                          .75 (6)            .75 (6)       6.46 (6)
Class 529-B:
 Six months ended 6/30/2005 (5)                                              1.59 (6)           1.57 (6)       3.56 (6)
 Year ended 12/31/2004                                                       1.59               1.58           3.60
 Year ended 12/31/2003                                                       1.61               1.61           4.13
 Period from 2/15/2002 to 12/31/2002                                         1.64 (6)           1.64 (6)       5.57 (6)
Class 529-C:
 Six months ended 6/30/2005 (5)                                              1.58 (6)           1.56 (6)       3.58 (6)
 Year ended 12/31/2004                                                       1.57               1.57           3.61
 Year ended 12/31/2003                                                       1.59               1.59           4.15
 Period from 2/19/2002 to 12/31/2002                                         1.63 (6)           1.63 (6)       5.58 (6)
Class 529-E:
 Six months ended 6/30/2005 (5)                                              1.06 (6)           1.04 (6)       4.10 (6)
 Year ended 12/31/2004                                                       1.05               1.05           4.13
 Year ended 12/31/2003                                                       1.06               1.06           4.68
 Period from 3/7/2002 to 12/31/2002                                          1.13 (6)           1.13 (6)       6.06 (6)
Class 529-F:
 Six months ended 6/30/2005 (5)                                               .80 (6)            .62 (6)       4.52 (6)
 Year ended 12/31/2004                                                        .80                .80           4.36
 Year ended 12/31/2003                                                        .82                .82           4.72
 Period from 9/26/2002 to 12/31/2002                                          .30                .30           1.51




Financial highlights (1)                                            (continued)


                                                                    Ratio of expenses   Ratio of expenses
                                                                           to average          to average       Ratio of
                                                                    net assets before    net assets after     net income
                                                                       reimbursements     reimbursements/     to average
                                                                              waivers         waivers (4)     net assets
Class R-1:
 Six months ended 6/30/2005 (5)                                              1.54% (6)          1.46% (6)      3.69% (6)
 Year ended 12/31/2004                                                       1.55               1.47           3.70
 Year ended 12/31/2003                                                       1.65               1.49           4.13
 Period from 6/11/2002 to 12/31/2002                                         2.53 (6)           1.52 (6)       5.55 (6)
Class R-2:
 Six months ended 6/30/2005 (5)                                              1.77 (6)           1.42 (6)       3.71 (6)
 Year ended 12/31/2004                                                       1.85               1.43           3.73
 Year ended 12/31/2003                                                       1.94               1.46           4.20
 Period from 5/31/2002 to 12/31/2002                                         1.67 (6)           1.48 (6)       5.56 (6)
Class R-3:
 Six months ended 6/30/2005 (5)                                              1.06 (6)           1.04 (6)       4.10 (6)
 Year ended 12/31/2004                                                       1.06               1.05           4.12
 Year ended 12/31/2003                                                       1.12               1.07           4.59
 Period from 6/4/2002 to 12/31/2002                                          1.20 (6)           1.10 (6)       5.95 (6)
Class R-4:
 Six months ended 6/30/2005 (5)                                               .68 (6)            .67 (6)       4.48 (6)
 Year ended 12/31/2004                                                        .68                .68           4.48
 Year ended 12/31/2003                                                        .72                .72           5.05
 Period from 5/20/2002 to 12/31/2002                                          .77 (6)            .74 (6)       6.20 (6)
Class R-5:
 Six months ended 6/30/2005 (5)                                               .38 (6)            .36 (6)       4.78 (6)
 Year ended 12/31/2004                                                        .37                .37           4.81
 Year ended 12/31/2003                                                        .40                .40           5.39
 Period from 5/15/2002 to 12/31/2002                                          .42 (6)            .42 (6)       6.75 (6)

                                                          Six months ended
                                                               June 30,                      Year ended December 31
                                                                2005(5)           2004     2003      2002       2001       2000

Portfolio turnover rate for all classes of shares                 23%              45%      60%       50%        64%        62%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during the six months ended 6/30/2005, AFD agreed to waive a portion of the fees related to distribution services for Class 529-F.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements


EXPENSE EXAMPLE                                                      unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                      Beginning account            Ending account       Expenses paid        Annualized
                                         value 1/1/2005           value 6/30/2005    during period(1)     expense ratio

Class A -- actual return                      $1,000.00                 $1,013.12               $3.19              .64%
Class A -- assumed 5% return                   1,000.00                  1,021.62                3.21              .64
Class B -- actual return                       1,000.00                  1,009.41                6.88             1.38
Class B -- assumed 5% return                   1,000.00                  1,017.95                6.90             1.38
Class C -- actual return                       1,000.00                  1,009.04                7.22             1.45
Class C -- assumed 5% return                   1,000.00                  1,017.60                7.25             1.45
Class F -- actual return                       1,000.00                  1,012.88                3.39              .68
Class F -- assumed 5% return                   1,000.00                  1,021.42                3.41              .68
Class 529-A -- actual return                   1,000.00                  1,012.66                3.59              .72
Class 529-A -- assumed 5% return               1,000.00                  1,021.22                3.61              .72
Class 529-B -- actual return                   1,000.00                  1,008.44                7.82             1.57
Class 529-B -- assumed 5% return               1,000.00                  1,017.01                7.85             1.57
Class 529-C -- actual return                   1,000.00                  1,008.51                7.77             1.56
Class 529-C -- assumed 5% return               1,000.00                  1,017.06                7.80             1.56
Class 529-E -- actual return                   1,000.00                  1,011.09                5.19             1.04
Class 529-E -- assumed 5% return               1,000.00                  1,019.64                5.21             1.04
Class 529-F -- actual return                   1,000.00                  1,012.75                3.09              .62
Class 529-F -- assumed 5% return               1,000.00                  1,021.72                3.11              .62
Class R-1 -- actual return                     1,000.00                  1,009.02                7.27             1.46
Class R-1 -- assumed 5% return                 1,000.00                  1,017.55                7.30             1.46
Class R-2 -- actual return                     1,000.00                  1,009.19                7.07             1.42
Class R-2 -- assumed 5% return                 1,000.00                  1,017.75                7.10             1.42
Class R-3 -- actual return                     1,000.00                  1,011.12                5.19             1.04
Class R-3 -- assumed 5% return                 1,000.00                  1,019.64                5.21             1.04
Class R-4 -- actual return                     1,000.00                  1,012.96                3.34              .67
Class R-4 -- assumed 5% return                 1,000.00                  1,021.47                3.36              .67
Class R-5 -- actual return                     1,000.00                  1,014.50                1.80              .36
Class R-5 -- assumed 5% return                 1,000.00                  1,023.01                1.81              .36

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.74 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.81 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.04 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

If you reside in a state other than Virginia, there may be an in-state plan that offers additional tax benefits not available in CollegeAmerica. Talk to your tax adviser. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2005, portfolio of The Bond Fund of America's investments is available free of charge on the SEC website or upon request by calling AFS.

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of The Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


[logo - American Funds(R)]

CollegeAmerica is sponsored by
Virginia College Savings Plan(SM)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
>  The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-908-0805P

Litho in USA BG/CG/6370-S4899

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

BOND FUND OF AMERICA(SM)
Investment portfolio

June 30, 2005
                                                                      unaudited

                                                                                            Principal amount          Market value
Bonds & notes -- 89.81%                                                                                (000)                 (000)


CORPORATE BONDS & NOTES -- 46.24%
FINANCIALS -- 14.71%
CIT Group Inc. 4.125% 2006                                                                           $25,000               $25,050
CIT Group Inc. 3.65% 2007                                                                             25,720                25,373
CIT Group Inc. 5.75% 2007                                                                             20,500                21,153
CIT Group Inc. 7.375% 2007                                                                            12,500                13,175
CIT Group Inc. 4.00% 2008                                                                             14,000                13,908
CIT Group Inc. 3.375% 2009                                                                             5,000                 4,836
CIT Group Inc. 6.875% 2009                                                                            31,000                33,966
CIT Group Inc. 4.25% 2010                                                                             30,000                29,807
CIT Group Inc. 7.75% 2012                                                                             26,875                31,562
International Lease Finance Corp., Series P, 3.125% 2007                                               2,000                 1,964
ASIF Global Financing XXVIII 3.25% 2007(1,2)                                                           2,000                 1,996
International Lease Finance Corp. 3.75% 2007                                                          15,000                14,878
ASIF Global Financing XVIII 3.85% 2007(1)                                                              5,785                 5,718
AIG SunAmerica Global Financing XII 5.30% 2007(1)                                                      6,524                 6,657
International Lease Finance Corp. 4.35% 2008                                                          21,000                21,001
International Lease Finance Corp. 4.50% 2008                                                          29,500                29,637
AIG SunAmerica Global Financing VII 5.85% 2008(1)                                                     16,750                17,473
International Lease Finance Corp. 3.50% 2009                                                          16,000                15,421
International Lease Finance Corp., Series O, 4.55% 2009                                               21,955                22,179
International Lease Finance Corp. 4.75% 2009                                                          25,000                25,175
International Lease Finance Corp. 5.00% 2010                                                          10,500                10,718
International Lease Finance Corp. 4.75% 2012                                                           2,000                 1,996
American International Group, Inc. 4.25% 2013                                                          5,555                 5,397
ASIF Global Financing XIX 4.90% 2013(1)                                                                2,000                 2,033
International Lease Finance Corp. 5.875% 2013                                                          5,000                 5,316
Household Finance Corp. 5.75% 2007                                                                    10,000                10,261
Household Finance Corp. 7.875% 2007                                                                   32,000                33,897
Household Finance Corp. 4.125% 2008                                                                    1,000                   994
Household Finance Corp. 6.40% 2008                                                                    10,000                10,598
Household Finance Corp. 4.125% 2009                                                                   25,000                24,754
Household Finance Corp. 6.375% 2011                                                                    7,250                 7,937
Household Finance Corp. 6.75% 2011                                                                    23,750                26,393
HSBC Holdings PLC 5.25% 2012                                                                          10,000                10,423
HSBC Bank USA 4.625% 2014(1)                                                                           4,000                 4,000
HSBC Finance Corp. 5.00% 2015                                                                         31,730                32,040
Midland Bank 4.71% Eurodollar note (undated)(2)                                                       15,000                12,675
Washington Mutual, Inc. 7.50% 2006                                                                    12,000                12,424
Washington Mutual, Inc. 5.625% 2007                                                                   11,000                11,247
Washington Mutual, Inc. 4.375% 2008                                                                   19,235                19,300
Washington Mutual, Inc. 3.441% 2010(2)                                                                31,000                31,086
Washington Mutual, Inc. 4.20% 2010                                                                    12,500                12,413
Washington Mutual Bank, FA 6.875% 2011                                                                10,000                11,164
Washington Mutual, Inc. 5.00% 2012                                                                    14,000                14,294
Washington Mutual Bank, FA 5.125% 2015                                                                30,000                30,530
Prudential Financial, Inc. 4.104% 2006                                                                10,000                10,031
Prudential Insurance Co. of America 6.375% 2006(1)                                                     4,000                 4,094
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(1)                                                  7,500                 7,423
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(1)                                                  2,500                 2,511
Prudential Funding LLC 6.60% 2008(1)                                                                   3,000                 3,201
PRICOA Global Funding I 4.20% 2010(1)                                                                 17,000                16,934
Prudential Financial, Inc., Series B, 4.75% 2014                                                       4,000                 4,027
Prudential Financial, Inc., Series B, 5.10% 2014                                                       1,000                 1,031
Prudential Holdings, LLC, Series C, 8.695% 2023(1,3)                                                  57,035                75,553
USA Education, Inc. 5.625% 2007                                                                       45,150                46,309
SLM Corp., Series A, 3.625% 2008                                                                       5,500                 5,410
SLM Corp., Series A, 3.95% 2008                                                                       27,500                27,288
SLM Corp., Series A, 4.00% 2009                                                                        5,000                 4,964
SLM Corp., Series A, 4.00% 2010                                                                        5,000                 4,944
SLM Corp., Series A, 5.125% 2012                                                                       5,000                 5,178
SLM Corp., Series A, 5.375% 2013                                                                       5,450                 5,745
SLM Corp., Series A, 5.375% 2014                                                                      10,000                10,543
J.P. Morgan Chase & Co. 5.35% 2007                                                                     3,285                 3,352
J.P. Morgan Chase & Co. 4.00% 2008                                                                    12,500                12,444
BANK ONE, Texas, NA 6.25% 2008                                                                         7,250                 7,644
J.P. Morgan Chase & Co. 6.75% 2011                                                                    15,000                16,608
J.P. Morgan Chase & Co. 6.625% 2012                                                                   14,165                15,791
J.P. Morgan Chase & Co. 5.75% 2013                                                                    16,000                17,169
J.P. Morgan Chase & Co. 4.75% 2015                                                                    26,690                26,767
BANK ONE CORP. 4.90% 2015                                                                              4,000                 4,026
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(1,2)                                            74,250                79,495
Societe Generale 7.85% (undated)(1,2)                                                                 17,705                18,794
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 4.375% 2010(1)        57,950                57,928
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 5.125% 2014(1)        26,600                27,105
HBOS Treasury Services PLC 3.75% 2008(1)                                                              20,000                19,851
HBOS PLC 5.375% (undated)(1,2)                                                                        23,000                23,757
HBOS Capital Funding LP, Series A, 6.461% noncumulative preferred (undated)(2)                  Pound  3,000                 6,032
Bank of Scotland 7.00% (undated)(1,2)                                                               $ 25,000                26,466
XL Capital Finance (Europe) PLC 6.50% 2012                                                            12,455                13,555
XL Capital Ltd. 5.25% 2014                                                                            17,200                17,478
Mangrove Bay Pass Through Trust 6.102% 2033(1,2)                                                      31,505                32,482
Twin Reefs Asset Trust (XLFA), Series B, 4.19% (undated)(1,2)                                          9,200                 9,141
Citigroup Inc. 3.50% 2008                                                                             20,000                19,730
Citigroup Inc. 4.25% 2009                                                                             15,000                15,065
Citigroup Inc. 4.125% 2010                                                                            26,000                25,935
Citigroup Inc. 5.625% 2012                                                                             5,675                 6,071
Kimco Realty Corp., Series B, 7.68% 2005                                                               4,250                 4,304
Price REIT, Inc. 7.50% 2006                                                                            2,760                 2,888
Kimco Realty Corp., Series C, 3.95% 2008                                                               9,200                 9,167
Kimco Realty Corp., Series C, 4.82% 2011                                                              10,000                10,130
Kimco Realty Corp. 6.00% 2012                                                                         18,500                20,169
Kimco Realty Corp., Series C, 4.82% 2014                                                              12,000                11,973
Kimco Realty Corp., Series C, 4.904% 2015                                                              3,000                 2,969
BNP Paribas 4.80% 2015(1)                                                                             10,100                10,220
BNP Paribas 5.186% noncumulative (undated)(1,2)                                                       49,160                49,798
Lazard LLC 7.125% 2015(1)                                                                             58,615                59,231
MBNA Corp., Series F, 5.00% 2010                                                                      10,000                10,304
MBNA Corp., Series F, 7.50% 2012                                                                       6,200                 7,236
MBNA Capital A, Series A, 8.278% 2026                                                                  7,500                 8,112
MBNA Global Capital Funding, Series B, 4.01% 2027(2)                                                  32,800                32,113
Allstate Life Global Funding Trust, Series 2004-2, 3.354% 2007(2)                                      3,000                 3,004
Allstate Financial Global Funding LLC 5.25% 2007(1)                                                   26,500                26,992
Allstate Financial Global Funding LLC 4.25% 2008(1)                                                    7,500                 7,528
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                         18,000                18,217
Allstate Life Global Funding 4.25% 2010                                                                2,000                 2,003
EOP Operating LP 7.75% 2007                                                                            2,000                 2,149
EOP Operating LP 6.75% 2008                                                                           24,500                25,855
EOP Operating LP 4.65% 2010                                                                           17,010                16,989
EOP Operating LP 6.75% 2012                                                                            8,250                 9,094
EOP Operating LP 7.50% 2029                                                                            1,710                 2,058
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(1)                                      11,025                11,151
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(1)                                      17,500                17,830
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                                       Pound  1,840                 3,359
AEGON NV 4.625% 2008                                                                             Euro  7,750                 9,924
Transamerica Corp. 9.375% 2008                                                                      $  7,500                 8,411
Monumental Global Funding II, Series 2004-F, 4.375% 2009(1)                                            2,000                 2,005
AEGON NV 6.125% 2031                                                                            Pound  1,600                 3,299
Abbey National PLC, Series 1-B, 6.69% 2005                                                          $  5,000                 5,043
Abbey National PLC 6.70% (undated)(2)                                                                 18,380                19,460
Abbey National PLC 7.35% (undated)(2)                                                                 28,000                29,068
Royal Bank of Scotland Group PLC 8.375% 2007                                                    Pound  6,500                12,320
Royal Bank of Scotland Group PLC 5.00% 2014                                                         $  6,500                 6,714
RBS Capital Trust IV 4.29% noncumulative trust preferred (undated)(2)                                  5,000                 5,030
National Westminster Bank PLC 7.75% (undated)(2)                                                      17,000                18,205
CNA Financial Corp. 6.75% 2006                                                                         3,000                 3,093
CNA Financial Corp. 6.60% 2008                                                                         3,458                 3,673
CNA Financial Corp. 5.85% 2014                                                                        13,500                13,887
CNA Financial Corp. 7.25% 2023                                                                        18,088                20,119
ReliaStar Financial Corp. 8.00% 2006                                                                  23,160                24,255
ING Security Life Institutional Funding 2.70% 2007(1)                                                  4,730                 4,607
ReliaStar Financial Corp. 6.50% 2008                                                                   6,016                 6,452
ING Bank NV 5.50% 2012                                                                           Euro  3,750                 5,161
Developers Diversified Realty Corp. 3.875% 2009                                                     $ 19,500                18,956
Developers Diversified Realty Corp. 5.00% 2010                                                         2,500                 2,522
Developers Diversified Realty Corp. 5.50% 2015                                                        17,500                17,903
Countrywide Home Loans, Inc., Series M, 4.125% 2009                                                   20,000                19,755
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                    20,000                19,313
Kazkommerts International BV 7.00% 2009(1)                                                            11,000                11,247
Kazkommerts International BV 7.00% 2009                                                                9,750                 9,969
Kazkommerts International BV 8.50% 2013                                                                5,000                 5,325
Kazkommerts International BV (CGMD) 7.375% 2014(1,2)                                                   2,250                 2,261
Kazkommerts International BV 7.875% 2014(1)                                                            9,200                 9,476
Nationwide Life Insurance Co. 5.35% 2007(1)                                                            4,250                 4,314
North Front Pass Through Trust 5.81% 2024(1,2)                                                        18,500                19,097
Nationwide Mutual Insurance Co. 7.875% 2033(1)                                                         8,000                10,085
Nationwide Mutual Insurance Co. 6.60% 2034(1)                                                          2,000                 2,094
ACE Ltd. 6.00% 2007                                                                                    1,000                 1,028
ACE INA Holdings Inc. 5.875% 2014                                                                     17,260                18,119
ACE INA Holdings Inc. 8.875% 2029                                                                      2,450                 3,274
ACE Capital Trust II 9.70% 2030                                                                        9,368                12,965
Berkshire Hathaway Finance Corp. 4.125% 2010(1)                                                       25,000                24,876
Berkshire Hathaway Finance Corp. 4.75% 2012(1)                                                        10,000                10,106
Liberty Mutual Group Inc. 6.50% 2035(1)                                                               34,865                34,657
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008                                     34,250                34,198
Bank of America Corp. 3.875% 2008                                                                      2,000                 1,993
Bank of America Corp. 4.25% 2010                                                                       5,000                 4,997
Bank of America Corp. 4.375% 2010                                                                     17,000                17,089
BankAmerica Corp. 7.125% 2011                                                                          1,750                 1,997
Bank of America Corp. 4.875% 2012                                                                      2,000                 2,060
Bank of America Corp. 5.25% 2015                                                                       5,000                 5,254
Skandinaviska Enskilda Banken AB 4.958% (undated)(1,2)                                                 2,050                 2,047
Skandinaviska Enskilda Banken AB 5.471% (undated)(1,2)                                                14,610                15,023
Skandinaviska Enskilda Banken AB 7.50% (undated)(2)                                                   12,500                13,888
Hartford Financial Services Group, Inc. 2.375% 2006                                                    2,000                 1,965
Hartford Financial Services Group, Inc. 4.70% 2007                                                    16,250                16,343
Hartford Financial Services Group, Inc. 4.625% 2013                                                    5,000                 5,012
Hartford Financial Services Group, Inc. 4.75% 2014                                                     5,000                 5,000
Hospitality Properties Trust 7.00% 2008                                                                1,000                 1,054
Hospitality Properties Trust 6.75% 2013                                                               17,845                19,629
Hospitality Properties Trust 5.125% 2015                                                               7,100                 7,007
iStar Financial, Inc. 5.375% 2010                                                                     10,675                10,811
iStar Financial, Inc., Series B, 5.125% 2011                                                           1,500                 1,496
iStar Financial, Inc. 6.05% 2015                                                                      14,285                14,795
Development Bank of Singapore Ltd. 7.875% 2009(1)                                                     20,000                22,631
Development Bank of Singapore Ltd. 7.125% 2011(1)                                                      3,500                 3,972
Wells Fargo & Co. 3.50% 2008                                                                           3,310                 3,258
Wells Fargo & Co. 4.125% 2008                                                                         23,000                22,992
Bayerische Landesbank, Series F, 2.50% 2006                                                           26,000                25,754
TuranAlem Finance BV 8.50% 2015(1)                                                                    24,100                24,944
Assurant, Inc. 5.625% 2014                                                                            23,500                24,774
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (undated)(1,2)                                         24,970                24,577
Rouse Co. 3.625% 2009                                                                                  5,200                 4,922
Rouse Co. 7.20% 2012                                                                                  17,700                19,101
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(1)                                    23,125                23,690
United Overseas Bank Ltd. 5.375% 2019(1,2)                                                            22,250                22,964
John Hancock Global Funding II, Series 2002-G, 5.00% 2007(1)                                           5,000                 5,073
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(1)                                          18,000                17,564
Korea First Bank 7.267% 2034(1)                                                                        5,500                 6,192
Standard Chartered Bank 3.775% (undated)(2)                                                            5,000                 4,000
Standard Chartered Bank 3.813% Eurodollar note (undated)(2)                                           15,000                12,038
Canadian Imperial Bank of Commerce 3.313% Eurodollar note 2085(2)                                     25,000                20,750
Irvine Co., Class A, 7.46% 2006(1,4)                                                                  15,000                15,237
Irvine Apartment Communities, LP 7.00% 2007                                                            5,000                 5,225
Bayerische Hypo- und Vereinsbank AG 6.00% 2014                                                   Euro 10,000                14,162
HVB Funding Trust I 8.741% 2031(1)                                                                  $  2,500                 3,428
HVB Funding Trust III 9.00% 2031(1)                                                                    1,990                 2,800
Providian Financial Corp., Series A, 9.525% 2027(1)                                                   16,750                18,425
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                              17,000                17,130
Credit Suisse First Boston (USA), Inc. 6.50% 2012                                                     15,000                16,693
Principal Life Global Funding I 4.40% 2010(1)                                                         16,600                16,626
Weingarten Realty Investors, Series A, 5.263% 2012                                                     5,000                 5,216
Weingarten Realty Investors, Series A, 4.857% 2014                                                    11,080                11,153
Genworth Financial, Inc. 3.56% 2007(2)                                                                 2,500                 2,506
Genworth Financial, Inc. 4.75% 2009                                                                   10,345                10,539
Genworth Financial, Inc. 5.75% 2014                                                                    3,000                 3,223
Downey Financial Corp. 6.50% 2014                                                                     14,380                15,394
Barclays Bank PLC, Series 1, 6.278% noncumulative preferred (undated)(2)                              10,000                10,233
Barclays Bank PLC 8.55% (undated)(1,2)                                                                 3,080                 3,710
Advanta Capital Trust I, Series B, 8.99% 2026                                                         12,500                12,250
Simon Property Group, LP 4.875% 2010                                                                  12,000                12,223
Resona Bank Ltd. 3.75% 2015(2)                                                                   Euro  9,740                11,893
Banco Santander-Chile 5.375% 2014(1)                                                                $ 11,200                11,585
MassMutual Global Funding II, Series 2002-1, 3.50% 2010(1)                                            12,000                11,573
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                      10,200                11,512
AB Spintab 6.00% 2009                                                                             SKr 73,000                10,563
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011(1)                                   $ 10,000                10,160
Host Marriott, LP, Series G, 9.25% 2007                                                                  625                   678
Host Marriott, LP, Series M, 7.00% 2012                                                                6,595                 6,875
Host Marriott Corp., Series N, 6.375% 2015(1)                                                          2,285                 2,274
Post Apartment Homes, LP 7.70% 2010                                                                    1,400                 1,594
Post Apartment Homes, LP 5.125% 2011                                                                   7,720                 7,926
American Express Credit Corp. 3.00% 2008                                                               9,060                 8,792
Bank of Nova Scotia 3.255% Eurodollar note 2085(2)                                                    10,000                 8,528
Sumitomo Mitsui Banking Corp. 4.375% 2014(2)                                                     Euro  6,670                 8,478
Chohung Bank 4.50% 2014(1,2)                                                                         $ 8,000                 7,879
Capital One Financial Corp. 6.25% 2013                                                                 7,000                 7,596
Lloyds Bank, Series 2, 3.50% (undated)(2)                                                              8,000                 7,243
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(1,2)                                  6,500                 7,149
PNC Funding Corp. 4.20% 2008                                                                           6,750                 6,756
Allied Irish Banks Ltd. 3.75% (undated)(2)                                                             7,000                 6,195
National Capital Trust II 5.486% (undated)(1,2)                                                        5,925                 6,113
Swedish Export Credit Corp. 4.00% 2010                                                                 5,950                 5,948
Travelers Property Casualty Corp. 3.75% 2008                                                           5,500                 5,419
Munich Re Finance BV 6.75% 2023(2)                                                               Euro  3,670                 5,306
PLD International Finance LLC 4.375% 2011                                                              4,150                 5,298
Wachovia Corp., Series G, 4.375% 2010                                                                $ 5,000                 5,039
Industrial Bank of Korea 4.00% 2014(1,2)                                                               5,000                 4,865
Westpac Capital Trust IV 5.256% (undated)(1,2)                                                         4,500                 4,600
Bergen Bank 3.255% (undated)(2)                                                                        5,000                 4,175
National Bank of Canada 3.313% 2087(2)                                                                 5,000                 4,163
Metropolitan Life Global Funding I, Series 2004-2, 3.484% 2007(1,2)                                    1,500                 1,502
MetLife Inc. 5.00% 2015                                                                                2,000                 2,034
Christiana Bank Og Kreditkasse 3.678% (undated)(2)                                                     4,000                 3,451
Federal Realty Investment Trust 4.50% 2011                                                             3,500                 3,404
Zions Bancorporation 6.00% 2015                                                                        2,675                 2,922
Willis North America, Inc. 5.625% 2015                                                                 2,500                 2,521
FelCor Lodging LP 9.00% 2011(2)                                                                        2,270                 2,491
Fairfax Financial Holdings Ltd. 7.75% 2012                                                             2,500                 2,388
ERP Operating LP 4.75% 2009                                                                            2,225                 2,247
Deutsche Bank Financial LLC 5.375% 2015                                                                2,000                 2,111
UnionBanCal Corp. 5.25% 2013                                                                           2,000                 2,070
Principal Life Insurance Co. 3.20% 2009                                                                2,000                 1,935
Crescent Real Estate LP 7.50% 2007                                                                     1,190                 1,223
LaBranche & Co Inc. 9.50% 2009                                                                         1,000                 1,055
                                                                                                                         3,188,158

CONSUMER DISCRETIONARY -- 9.93%
Ford Motor Credit Co. 5.50% 2006                                                                 Euro  2,750              $  3,369
Ford Motor Credit Co. 6.50% 2007                                                                   $  42,500                42,821
Ford Motor Credit Co. 7.20% 2007                                                                       3,000                 3,036
Ford Motor Credit Co. 5.80% 2009                                                                      12,000                11,400
Ford Motor Credit Co. 7.375% 2009                                                                    100,920                98,707
Ford Motor Credit Co. 4.711% 2010(2)                                                                  35,275                32,368
Ford Motor Credit Co. 5.70% 2010                                                                       7,225                 6,670
Ford Motor Credit Co. 7.875% 2010                                                                     87,500                86,555
Ford Motor Credit Co. 7.375% 2011                                                                     35,625                34,741
Ford Motor Co. 7.45% 2031                                                                             22,370                18,723
General Motors Acceptance Corp. 6.125% 2007                                                           15,000                14,853
General Motors Acceptance Corp. 6.15% 2007                                                             2,750                 2,737
General Motors Acceptance Corp. 5.85% 2009                                                             3,000                 2,814
General Motors Acceptance Corp. 5.75% 2010                                                       Euro  7,000                 7,744
Residential Capital Corp. 6.375% 2010(1)                                                            $ 37,500                37,720
General Motors Acceptance Corp. 7.75% 2010                                                            15,995                15,650
General Motors Acceptance Corp. 6.875% 2011                                                           62,895                58,129
General Motors Corp. 7.20% 2011                                                                        9,135                 8,496
General Motors Acceptance Corp. 7.25% 2011                                                            66,230                62,172
General Motors Acceptance Corp. 7.00% 2012                                                            21,500                19,844
General Motors Corp. 7.125% 2013                                                                         620                   558
General Motors Corp. 7.25% 2013                                                                  Euro 19,285                20,187
General Motors Acceptance Corp. 5.53% 2014(2)                                                       $ 65,000                55,489
Residential Capital Corp. 6.875% 2015(1)                                                               2,780                 2,846
General Motors Corp. 8.25% 2023                                                                       10,000                 8,325
General Motors Acceptance Corp. 8.00% 2031                                                            23,000                20,576
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                13,885                14,159
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                 9,750                 9,607
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                 4,800                 4,821
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                22,500                24,514
DaimlerChrysler North America Holding Corp. 4.875% 2010                                               27,500                27,403
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                56,500                63,930
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                23,600                26,670
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                19,750                22,098
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                11,610                12,585
DaimlerChrysler North America Holding Corp. 8.50% 2031                                                 1,610                 2,046
Clear Channel Communications, Inc. 6.625% 2008                                                         5,375                 5,587
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                      12,500                13,449
Clear Channel Communications, Inc. 7.65% 2010                                                         34,826                37,760
Clear Channel Communications, Inc. 5.75% 2013                                                         13,200                12,917
Clear Channel Communications, Inc. 5.50% 2014                                                         33,085                31,435
Clear Channel Communications, Inc. 6.875% 2018                                                        21,750                21,852
Cox Communications, Inc. 7.75% 2006                                                                    2,325                 2,401
Cox Communications, Inc. 3.95% 2007(2)                                                                 5,000                 5,030
Cox Communications, Inc. 7.875% 2009                                                                   1,000                 1,121
Cox Communications, Inc. 4.625% 2010                                                                  32,500                32,447
Cox Communications, Inc. 7.75% 2010                                                                   10,000                11,335
Cox Communications, Inc. 4.625% 2013                                                                  10,000                 9,723
Cox Communications, Inc. 5.45% 2014                                                                   38,425                39,291
Comcast Cable Communications, Inc. 8.375% 2007                                                         7,000                 7,512
Comcast Cable Communications, Inc. 6.20% 2008                                                          7,150                 7,567
Lenfest Communications, Inc. 7.625% 2008                                                               6,750                 7,254
Comcast Cable Communications, Inc. 6.875% 2009                                                        15,194                16,565
Comcast Cable Communications, Inc. 6.75% 2011                                                          4,355                 4,810
Tele-Communications, Inc. 9.80% 2012                                                                  17,500                22,318
Comcast Cable Communications, Inc. 7.125% 2013                                                         1,375                 1,578
Tele-Communications, Inc. 7.875% 2013                                                                 10,750                12,815
Comcast Corp. 6.50% 2015                                                                              13,000                14,516
Comcast Corp. 5.65% 2035                                                                               4,745                 4,742
Viacom Inc. 6.40% 2006                                                                                 5,000                 5,064
Viacom Inc. 5.625% 2007                                                                                6,600                 6,742
Viacom Inc. 7.70% 2010                                                                                13,000                14,525
Viacom Inc. 6.625% 2011                                                                               26,947                28,979
Viacom Inc. 5.625% 2012                                                                                8,500                 8,705
Time Warner Inc. 8.18% 2007                                                                            2,225                 2,395
AOL Time Warner Inc. 6.875% 2012                                                                      40,000                45,199
AOL Time Warner Inc. 7.625% 2031                                                                       8,000                10,023
Liberty Media Corp. 7.875% 2009                                                                        3,500                 3,738
Liberty Media Corp. 5.70% 2013                                                                         1,750                 1,630
Liberty Media Corp. 8.50% 2029                                                                         7,425                 7,521
Liberty Media Corp. 8.25% 2030                                                                        36,880                36,784
Harrah's Operating Co., Inc. 5.50% 2010                                                               30,260                31,264
Harrah's Operating Co., Inc. 5.625% 2015(1)                                                           14,650                14,950
Toll Brothers, Inc. 6.875% 2012                                                                        9,875                11,029
Toll Brothers, Inc. 4.95% 2014                                                                        19,250                19,028
Toll Brothers Finance Corp. 5.15% 2015(1)                                                             14,000                13,930
Ryland Group, Inc. 5.375% 2008                                                                         2,000                 2,046
Ryland Group, Inc. 9.75% 2010                                                                          3,000                 3,226
Ryland Group, Inc. 5.375% 2012                                                                        30,900                31,436
Pulte Homes, Inc. 4.875% 2009                                                                         25,300                25,362
Pulte Homes, Inc. 7.625% 2017                                                                          7,500                 8,750
J.C. Penney Co., Inc. 9.00% 2012                                                                         995                 1,182
J.C. Penney Co., Inc. 6.875% 2015                                                                      4,925                 5,319
J.C. Penney Co., Inc. 7.65% 2016                                                                       7,500                 8,531
J.C. Penney Co., Inc. 7.95% 2017                                                                      15,150                17,536
J.C. Penney Co., Inc. 7.125% 2023                                                                        425                   463
Carnival Corp. 3.75% 2007                                                                              8,500                 8,421
Carnival Corp. 6.15% 2008                                                                             18,623                19,561
Target Corp. 3.375% 2008                                                                              20,830                20,517
Six Flags, Inc. 8.875% 2010                                                                            8,850                 8,673
Six Flags, Inc. 9.75% 2013                                                                            10,250                 9,725
Six Flags, Inc. 9.625% 2014                                                                              850                   799
Kohl's Corp. 6.30% 2011                                                                               16,000                17,446
Kohl's Corp. 7.375% 2011                                                                               1,500                 1,716
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                       4,000                 4,065
Charter Communications Operating, LLC and Charter Communications Operating
     Capital Corp. 8.00% 2012(1)                                                                       9,650                 9,650
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                            5,500                 5,445
Delphi Automotive Systems Corp. 6.50% 2009                                                             6,000                 5,010
Delphi Corp. 6.50% 2013                                                                                7,020                 5,247
Delphi Automotive Systems Corp. 7.125% 2029                                                              750                   521
Delphi Trust II, trust preferred securities, 6.197% 2033(2)                                           14,810                 7,923
News America Holdings Inc. 6.625% 2008                                                                12,900                13,620
News America Holdings Inc. 8.625% 2014                                                              A$ 5,150                 4,283
Telenet Group Holding NV 0%/11.50% 2014(1,5)                                                        $ 22,300                17,450
Visteon Corp. 8.25% 2010                                                                              17,690                16,452
Visteon Corp. 7.00% 2014                                                                                 525                   436
May Department Stores Co. 4.80% 2009                                                                  16,500                16,695
Toys "R" Us, Inc. 7.875% 2013                                                                         13,923                12,531
Toys "R" Us, Inc. 7.375% 2018                                                                          4,980                 4,059
Mohegan Tribal Gaming Authority 6.375% 2009                                                           14,410                14,770
Mohegan Tribal Gaming Authority 7.125% 2014                                                            1,500                 1,579
AMC Entertainment Inc., Series B, 8.625% 2012                                                          3,000                 3,090
AMC Entertainment Inc. 8.00% 2014                                                                     14,175                12,651
Univision Communications Inc. 7.85% 2011                                                              13,250                15,070
Hilton Hotels Corp. 7.625% 2008                                                                        1,000                 1,081
Hilton Hotels Corp. 8.25% 2011                                                                         3,485                 4,047
Hilton Hotels Corp. 7.625% 2012                                                                        7,305                 8,447
American Media Operations, Inc., Series B, 10.25% 2009                                                 8,835                 8,879
American Media Operations, Inc. 8.875% 2011                                                            4,895                 4,662
CanWest Media Inc., Series B, 8.00% 2012                                                              12,426                13,141
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                        12,025                12,641
Cinemark USA, Inc. 9.00% 2013                                                                          6,925                 7,150
Cinemark, Inc. 0%/9.75% 2014(5)                                                                        8,000                 5,360
Young Broadcasting Inc. 10.00% 2011                                                                   12,317                11,763
Centex Corp. 4.75% 2008                                                                                8,000                 8,053
Centex Corp. 5.80% 2009                                                                                2,500                 2,607
Kabel Deutschland GmbH 10.625% 2014(1)                                                                 9,650                10,519
Lowe's Companies, Inc. 8.25% 2010                                                                      8,450                 9,945
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(1)                                    9,515                 9,301
William Lyon Homes, Inc. 7.625% 2012                                                                   5,750                 5,520
William Lyon Homes, Inc. 10.75% 2013                                                                   2,000                 2,180
William Lyon Homes, Inc. 7.50% 2014                                                                    1,500                 1,418
Blockbuster Inc. 9.00% 2012(1)                                                                         8,145                 7,656
MGM MIRAGE 8.50% 2010                                                                                  6,850                 7,638
Century Communications Corp. 0% 2003(6)                                                                5,000                 4,625
Adelphia Communications Corp. 10.25% 2006(7)                                                           3,500                 2,993
Payless ShoeSource, Inc. 8.25% 2013                                                                    7,000                 7,420
NTL Cable PLC 8.75% 2014                                                                               5,825                 6,094
NTL Cable PLC 8.75% 2014                                                                         Euro  1,000                 1,278
Royal Caribbean Cruises Ltd. 7.00% 2007                                                              $ 1,400                 1,470
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                4,825                 5,585
Royal Caribbean Cruises Ltd. 6.875% 2013                                                                 250                   268
Technical Olympic USA, Inc. 9.00% 2010                                                                 2,600                 2,688
Technical Olympic USA, Inc. 9.00% 2010                                                                   950                   982
Technical Olympic USA, Inc. 7.50% 2011                                                                 3,750                 3,506
Regal Cinemas Corp., Series B, 9.375% 2012(4)                                                          6,375                 6,721
PETCO Animal Supplies, Inc. 10.75% 2011                                                                5,750                 6,440
Tenneco Automotive Inc., Series B, 10.25% 2013                                                           750                   851
Tenneco Automotive Inc. 8.625% 2014                                                                    4,810                 4,858
RBS-Zero Editora Jornalistica SA 11.00% 2010(1)                                                        5,492                 5,629
Stoneridge, Inc. 11.50% 2012                                                                           4,830                 4,951
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                          4,793                 4,865
Grupo Posadas, SA de CV 8.75% 2011(1)                                                                  4,000                 4,280
Grupo Posadas, SA de CV 8.75% 2011(1)                                                                    500                   535
Boyd Gaming Corp. 9.25% 2009                                                                           3,500                 3,693
Boyd Gaming Corp. 6.75% 2014                                                                             750                   773
Radio One, Inc., Series B, 8.875% 2011                                                                 4,000                 4,315
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014(1)                    4,300                 4,064
Buffets, Inc. 11.25% 2010                                                                              4,000                 4,050
Carmike Cinemas, Inc. 7.50% 2014                                                                       4,200                 3,827
Lear Corp., Series B, 8.11% 2009                                                                       3,580                 3,705
Dana Corp. 5.85% 2015                                                                                  3,900                 3,452
Hyatt Equities, LLC 6.875% 2007(1)                                                                     3,250                 3,355
Warner Music Group 7.375% 2014                                                                         3,300                 3,350
Fisher Communications, Inc. 8.625% 2014                                                                3,050                 3,252
Cablevision Systems Corp., Series B, 8.00% 2012                                                        3,260                 3,211
Emmis Communications Corp. 9.314% 2012(1,2)                                                            3,075                 3,144
YUM! Brands, Inc. 7.70% 2012                                                                           2,500                 2,940
Argosy Gaming Co. 7.00% 2014                                                                           2,650                 2,932
Office Depot, Inc. 6.25% 2013                                                                          2,750                 2,888
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(1,7)                                   1,990                 2,060
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(7)                                       690                   714
Jones Apparel Group, Inc. 4.25% 2009                                                                   2,780                 2,716
Bombardier Recreational Products Inc. 8.375% 2013                                                      2,425                 2,595
Reader's Digest Association, Inc. 6.50% 2011                                                           2,500                 2,550
Sealy Mattress Co. 8.25% 2014                                                                          2,500                 2,538
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                    250                   263
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                  2,000                 2,265
LBI Media, Inc. 10.125% 2012                                                                           2,250                 2,498
Cooper-Standard Automotive Inc. 7.00% 2012                                                             2,175                 1,979
Cooper-Standard Automotive Inc. 8.375% 2014                                                              650                   517
Gaylord Entertainment Co. 8.00% 2013                                                                   2,300                 2,429
Lighthouse International Co. SA 8.00% 2014                                                       Euro  1,750                 2,192
WCI Communities, Inc. 9.125% 2012                                                                    $ 2,000                 2,110
La Quinta Properties, Inc. 8.875% 2011                                                                   500                   543
La Quinta Properties, Inc. 7.00% 2012                                                                  1,500                 1,558
KB Home 6.25% 2015                                                                                     2,000                 2,043
NextMedia Operating, Inc. 10.75% 2011                                                                  1,750                 1,910
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011                               1,200                 1,191
Dex Media, Inc., Series B, 8.00% 2013                                                                    525                   560
Videotron Ltee 6.875% 2014                                                                             1,675                 1,713
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                       1,493                 1,661
D.R. Horton, Inc. 6.125% 2014                                                                          1,500                 1,559
Jostens IH Corp. 7.625% 2012                                                                           1,475                 1,464
Riddell Bell Holdings Inc. 8.375% 2012                                                                 1,230                 1,239
Boyds Collection, Ltd., Series B, 9.00% 2008(4)                                                        1,501                 1,238
Loews Cineplex Entertainment Corp. 9.00% 2014(1)                                                       1,250                 1,216
TRW Automotive Acquisition Corp. 9.375% 2013                                                           1,075                 1,196
Warnaco, Inc. 8.875% 2013                                                                                925                 1,027
Standard Pacific Corp. 5.125% 2009                                                                     1,000                   970
Dillard's, Inc. 6.625% 2018                                                                            1,000                   955
                                                                                                                         2,151,617

TELECOMMUNICATION SERVICES -- 5.25%
France Telecom 7.00% 2008(2)                                                                     Euro  3,500                 4,700
France Telecom 7.75% 2011(2)                                                                    Pound  1,000                 2,032
France Telecom 8.50% 2011(2)                                                                       $ 114,650               133,203
SBC Communications Inc. 5.75% 2006                                                                     3,575                 3,627
SBC Communications Inc. 4.125% 2009                                                                   31,345                31,115
SBC Communications Inc. 6.25% 2011                                                                     1,150                 1,249
SBC Communications Inc. 5.10% 2014                                                                    70,540                72,256
SBC Communications Inc. 6.45% 2034                                                                    13,750                15,513
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                       91,330                93,108
BellSouth Corp. 4.20% 2009                                                                            37,530                37,432
BellSouth Corp. 4.75% 2012                                                                            27,725                27,913
BellSouth Corp. 5.20% 2016                                                                            22,000                22,535
Sprint Capital Corp. 4.78% 2006                                                                        7,225                 7,280
Sprint Capital Corp. 7.625% 2011                                                                      32,500                37,160
Sprint Capital Corp. 6.90% 2019                                                                        8,990                10,320
Sprint Capital Corp. 6.875% 2028                                                                      17,550                20,208
Cingular Wireless LLC 5.625% 2006                                                                      5,000                 5,085
AT&T Wireless Services, Inc. 7.875% 2011                                                              15,355                17,866
AT&T Wireless Services, Inc. 8.125% 2012                                                              32,630                39,148
Vodafone Group PLC 4.25% 2009                                                                    Euro  7,000                 8,982
Vodafone Group PLC 7.75% 2010                                                                       $ 42,585                48,671
Telecom Italia Capital SA, Series A, 4.00% 2008                                                        1,270                 1,252
Sogerim SA 7.25% 2011                                                                            Euro  2,650                 3,834
Telecom Italia SpA 6.25% 2012                                                                         15,000                20,971
Telecom Italia Capital SA, Series B, 5.25% 2013                                                     $  9,050                 9,203
Telecom Italia Capital SA 4.95% 2014(1)                                                               20,000                19,839
Verizon Global Funding Corp. 6.125% 2007                                                               3,625                 3,761
Verizon Global Funding Corp. 7.25% 2010                                                                7,690                 8,727
Verizon New York Inc., Series A, 6.875% 2012                                                           5,250                 5,810
Verizon Global Funding Corp. 7.375% 2012                                                               7,360                 8,612
Verizon Global Funding Corp. 7.75% 2030                                                               21,500                27,850
ALLTEL Corp. 4.656% 2007                                                                              36,675                36,979
Qwest Capital Funding, Inc. 7.75% 2006                                                                 3,595                 3,694
U S WEST Capital Funding, Inc. 6.375% 2008                                                             1,400                 1,375
Qwest Capital Funding, Inc. 7.90% 2010                                                                   950                   950
Qwest Services Corp. 13.50% 2010                                                                       5,504                 6,385
Qwest Capital Funding, Inc. 7.25% 2011                                                                 1,750                 1,684
Qwest Services Corp. 14.00% 2014                                                                      11,150                13,575
U S WEST Capital Funding, Inc. 6.875% 2028                                                             4,725                 3,768
Qwest Capital Funding, Inc. 7.75% 2031                                                                 2,605                 2,260
Koninklijke KPN NV, Series 7, 8.25% 2008                                                        Pound  1,000                 1,955
Koninklijke KPN NV 8.00% 2010                                                                       $ 23,575                27,328
CenturyTel, Inc., Series M, 5.00% 2015                                                                24,000                23,253
Singapore Telecommunications Ltd. 6.375% 2011(1)                                                      16,250                17,945
Singapore Telecommunications Ltd. 6.375% 2011                                                          3,475                 3,837
Nextel Communications, Inc. 6.875% 2013                                                                1,495                 1,605
Nextel Communications, Inc. 7.375% 2015                                                               16,800                18,228
Dobson Communications Corp. 10.875% 2010                                                                  50                    50
Dobson Cellular Systems, Inc. 9.875% 2012(1)                                                          13,300                14,098
Dobson Communications Corp. 8.875% 2013                                                                6,000                 5,520
American Tower Corp. 9.375% 2009                                                                         936                   986
American Tower Corp. 7.125% 2012                                                                      17,275                18,355
British Telecommunications PLC 8.375% 2010(2)                                                         15,000                17,780
Triton PCS, Inc. 8.75% 2011                                                                            3,200                 2,280
Triton PCS, Inc. 9.375% 2011                                                                           9,600                 6,936
Triton PCS, Inc. 8.50% 2013                                                                            4,475                 4,151
Telekom Austria AG 3.375% 2010                                                                   Euro  4,200                 5,174
Telekom Finanzmanagement GmbH 4.25% 2017                                                               5,415                 6,731
PCCW-HKT Capital Ltd. 8.00% 2011(1,2)                                                               $ 10,000                11,533
Rogers Wireless Inc. 7.25% 2012                                                                        1,275                 1,383
Rogers Wireless Inc. 7.50% 2015                                                                        7,525                 8,221
Rogers Cantel Inc. 9.75% 2016                                                                          1,250                 1,516
Nextel Partners, Inc. 12.50% 2009                                                                        677                   739
Nextel Partners, Inc. 8.125% 2011                                                                      5,370                 5,853
Nextel Partners, Inc. 8.125% 2011                                                                      3,000                 3,270
Centennial Cellular Corp. 10.75% 2008                                                                    379                   396
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
   Centennial Puerto Rico Operations Corp. 8.125% 2014(2)                                              8,250                 8,828
NTELOS Inc. 8.33% 2012(2)                                                                              9,250                 9,065
Intelsat, Ltd. 7.805% 2012(1,2)                                                                        4,950                 5,061
Intelsat, Ltd. 8.25% 2013(1)                                                                           3,575                 3,709
Hawaiian Telcom Communications, Inc. 9.75% 2013(1)                                                     5,675                 6,044
Hawaiian Telcom Communications, Inc. 12.50% 2015(1)                                                    2,450                 2,621
SBA Communications Corp. 8.50% 2012                                                                    7,870                 8,519
Cincinnati Bell Inc. 7.25% 2013                                                                        6,800                 7,174
AirGate PCS, Inc. 9.375% 2009(1)                                                                       6,692                 7,060
Deutsche Telekom International Finance BV 3.875% 2008                                                  1,100                 1,089
Deutsche Telekom International Finance BV 7.125% 2011                                            Euro  1,200                 1,729
Deutsche Telekom International Finance BV 8.75% 2030(2)                                             $  3,000                 4,075
AT&T Corp. 9.05% 2011(2)                                                                               5,917                 6,849
TELUS Corp. 8.00% 2011                                                                                 5,250                 6,147
SK Telecom Co., Ltd. 4.25% 2011(1)                                                                     6,000                 5,887
Valor Telecommunications Enterprises, LLC and Valor Finance Corp. 7.75% 2015(1)                        5,390                 5,323
MetroPCS, Inc. 12.00% 2007(2)                                                                          2,000                 2,070
MetroPCS, Inc. 7.688% 2011(2)                                                                          2,250                 2,306
Cellco Finance NV 12.75% 2005                                                                          3,500                 3,535
Cell C Ltd. 8.625% 2012                                                                          Euro  2,700                 3,345
SpectraSite, Inc. 8.25% 2010                                                                        $  2,100                 2,237
Millicom International Cellular SA 10.00% 2013                                                         1,975                 1,975
iPCS, Inc. 11.50% 2012                                                                                 1,000                 1,120
US Unwired Inc., Series B, 10.00% 2012                                                                 1,000                 1,118
UbiquiTel Operating Co. 9.875% 2011                                                                      500                   551
GT Group Telecom Inc., units, 13.25% 2010(1,4,7,8)                                                     2,753                    --
                                                                                                                         1,136,492

INDUSTRIALS -- 4.96%
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005                                      12,000                11,663
Continental Airlines, Inc. 8.00% 2005                                                                  2,325                 2,337
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                     14,050                13,880
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011(3)                                  10,000                10,335
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012                                     12,000                12,136
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016(3)                                    10,547                 9,994
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016(3)                                     1,838                 1,264
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(3)                                     4,259                 3,558
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019(3)                                    22,378                22,096
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(3)                                     31,846                31,689
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020(3)                                    10,912                 9,117
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2021(3)                                  11,695                11,425
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(3)                                   4,140                 4,165
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022(3)                                     1,867                 1,587
Hutchison Whampoa International Ltd. 7.00% 2011(1)                                                    33,125                36,701
Hutchison Whampoa International Ltd. 6.50% 2013(1)                                                    57,200                62,214
General Electric Capital Corp., Series A, 5.00% 2007                                                  21,500                21,878
General Electric Capital Corp., Series A, 5.375% 2007                                                 13,250                13,543
General Electric Capital Corp., Series A, 7.25% 2007                                            Pound  1,030                 1,951
General Electric Capital Corp., Series A, 3.50% 2008                                                $ 20,000                19,689
General Electric Capital Corp., Series A, 6.00% 2012                                                  15,000                16,383
General Electric Co. 5.00% 2013                                                                       12,750                13,185
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(1,3)                                  32,738                35,109
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(1,3)                    43,347                47,303
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010(3)                                     10,784                11,046
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(3)                                     32,614                33,714
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                           9,000                 8,444
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                         7,000                 7,398
American Airlines, Inc., Series 1991-C-2, 9.73% 2014(3)                                                6,410                 4,433
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019(3)                                        7,189                 5,148
Tyco International Group SA 6.125% 2008                                                               13,000                13,775
Tyco International Group SA 6.125% 2009                                                                1,500                 1,588
Tyco International Group SA 6.375% 2011                                                               37,765                41,532
Tyco International Group SA 6.50% 2031                                                          Pound  3,250                 6,433
Bombardier Inc. 6.75% 2012(1)                                                                       $ 10,590                10,113
Bombardier Inc. 6.30% 2014(1)                                                                         45,230                41,159
Caterpillar Financial Services Corp., Series F, 2.35% 2006                                             5,000                 4,904
Caterpillar Financial Services Corp. 2.70% 2008                                                        4,845                 4,635
Caterpillar Inc. 4.50% 2009                                                                            2,833                 2,862
Caterpillar Financial Services Corp. 4.30% 2010                                                       32,400                32,478
Delta Air Lines, Inc. 7.70% 2005                                                                       2,500                 2,263
Delta Air Lines, Inc. 8.00% 2007(1)                                                                    4,000                 1,560
Delta Air Lines, Inc. 10.00% 2008                                                                      1,500                   585
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011(3)                                       10,056                 9,617
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012                                            3,500                 3,295
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                          15,000                14,201
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013(3)                                         10,802                 4,970
Delta Air Lines, Inc., Series 1992-A-2, 9.20% 2014(3)                                                  7,500                 3,233
Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series J, 10.00% 2014(1,3)                   5,000                 1,750
Delta Air Lines, Inc. 10.375% 2022                                                                     2,577                   734
Cendant Corp. 6.875% 2006                                                                              2,000                 2,057
Cendant Corp. 6.25% 2008                                                                               9,500                 9,915
Cendant Corp. 7.375% 2013                                                                             23,660                27,130
Northwest Airlines, Inc. 8.875% 2006                                                                     200                   128
Northwest Airlines, Inc. 8.70% 2007                                                                      400                   198
Northwest Airlines, Inc. 9.875% 2007                                                                  14,325                 7,234
Northwest Airlines, Inc. 10.00% 2009                                                                   4,975                 2,189
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012                                        9,955                 9,646
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(3)                                       5,976                 6,034
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023(3)                       7,543                 7,848
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(3)                                     2,090                 1,996
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006(3)                                       5,000                 5,088
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006(3)                                         7,500                 7,627
Southwest Airlines Co. 5.25% 2014                                                                     20,000                20,151
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022(3)                            8,000                 9,131
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023(3)                          11,500                12,760
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024(3)                           2,978                 2,967
Allied Waste North America, Inc. 8.50% 2008                                                            7,500                 7,903
Allied Waste North America, Inc., Series B, 8.875% 2008                                                5,250                 5,539
Allied Waste North America, Inc., Series B, 6.50% 2010                                                   500                   495
Allied Waste North America, Inc., Series B, 5.75% 2011                                                 2,500                 2,350
Allied Waste North America, Inc., Series B, 6.125% 2014                                                3,000                 2,801
Allied Waste North America, Inc., Series B, 7.375% 2014                                                3,750                 3,488
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009(3)          2,067                 2,178
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021(3)         12,499                13,071
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022(3)         6,627                 7,273
John Deere Capital Corp. 3.90% 2008                                                                   15,000                14,915
Deere & Co. 8.95% 2019                                                                                 6,000                 6,973
NTK Holdings, Inc. 0%/10.75% 2014(1,5)                                                                12,118                 5,756
THL Buildco, Inc. 8.50% 2014                                                                          10,650                 9,958
Goodrich Corp. 7.50% 2008                                                                              2,000                 2,155
Goodrich Corp. 7.625% 2012                                                                             9,000                10,581
Holcim Finance SA 4.375% 2014                                                                    Euro  8,860                11,214
Northrop Grumman Corp. 4.079% 2006                                                                  $  2,000                 1,995
Northrop Grumman Systems Corp. 7.125% 2011                                                             8,000                 9,058
Raytheon Co. 6.55% 2010                                                                                6,000                 6,503
Raytheon Co. 8.30% 2010                                                                                3,000                 3,480
Jacuzzi Brands, Inc. 9.625% 2010                                                                       8,490                 9,339
TFM, SA de CV 9.375% 2012(1)                                                                           6,450                 6,740
TFM, SA de CV 12.50% 2012                                                                              2,145                 2,520
Lockheed Martin Corp. 8.50% 2029                                                                       6,000                 8,692
United Air Lines, Inc. 9.00% 2003(6)                                                                   2,000                   275
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012(3,7)                                      8,995                 8,388
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023(1,3)       8,207                 8,485
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(1)                                       7,925                 8,341
American Standard Inc. 7.625% 2010                                                                     5,000                 5,592
American Standard Inc. 5.50% 2015(1)                                                                   2,000                 2,065
Terex Corp. 9.25% 2011                                                                                 4,215                 4,594
Terex Corp., Class B, 10.375% 2011                                                                     2,725                 2,970
United Rentals (North America), Inc., Series B, 6.50% 2012                                             4,950                 4,894
United Rentals (North America), Inc., Series B, 7.00% 2014                                             2,700                 2,585
AIR 2 US, Series A, 8.027% 2020(1,3)                                                                   7,976                 7,140
Dyncorp International LLC 9.50% 2013(1)                                                                7,000                 6,545
Waste Management, Inc. 6.50% 2008                                                                      5,220                 5,549
Waste Management, Inc. 5.00% 2014                                                                        765                   769
Goodman Global Holdings 7.875% 2012(1)                                                                 6,470                 6,017
General Dynamics Corp. 4.50% 2010                                                                      5,000                 5,068
Accuride Corp. 8.50% 2015                                                                              4,475                 4,397
Standard Aero Holdings, Inc. 8.25% 2014(1)                                                             3,660                 3,880
Builders FirstSource, Inc. 7.518% 2012(1,2)                                                            3,000                 3,000
K&F Industries, Inc. 7.75% 2014                                                                        2,910                 2,990
ACIH, Inc. 0%/11.50% 2012(1,5)                                                                         3,390                 2,017
Argo-Tech Corp. 9.25% 2011                                                                             1,720                 1,875
Kansas City Southern Railway Co. 9.50% 2008                                                            1,500                 1,643
UCAR Finance Inc. 10.25% 2012                                                                          1,385                 1,465
DRS Technologies, Inc. 6.875% 2013                                                                     1,250                 1,300
AGCO Corp. 6.875% 2014                                                                             Euro  700                   895
Esterline Technologies Corp. 7.75% 2013                                                              $   825                   879
Jet Equipment Trust, Series 1994-A, 11.79% 2013(1,7)                                                   4,000                     0
Jet Equipment Trust, Series 1995-B, 10.91% 2014(1,7)                                                   5,000                     1
Jet Equipment Trust, Series 1995-D, 11.44% 2014(1,7)                                                   2,500                     0
                                                                                                                         1,075,767

UTILITIES -- 3.43%
Edison Mission Energy 10.00% 2008                                                                      3,000                 3,383
Edison Mission Energy 7.73% 2009                                                                      10,125                10,720
Edison Mission Energy 9.875% 2011                                                                     34,160                40,181
Southern California Edison, First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016              4,000                 4,102
Midwest Generation, LLC, Series B, 8.56% 2016(3)                                                       8,000                 8,825
Homer City Funding LLC 8.734% 2026(3)                                                                 20,081                23,595
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                           7,600                 8,550
Duke Capital LLC 4.331% 2006                                                                          10,000                10,017
Duke Capital Corp. 4.37% 2009                                                                          7,500                 7,480
Duke Capital Corp. 7.50% 2009                                                                         16,575                18,449
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010                                      4,500                 4,544
Duke Capital Corp. 6.25% 2013                                                                          9,000                 9,730
Duke Capital Corp. 5.50% 2014                                                                         10,000                10,306
Duke Capital LLC 5.668% 2014                                                                           2,000                 2,081
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008                                        5,000                 4,915
Commonwealth Edison Co., Series 99, 3.70% 2008                                                         7,125                 7,054
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010                                 12,500                12,763
Exelon Corp. 6.75% 2011                                                                                2,200                 2,446
Exelon Generation Co., LLC 6.95% 2011                                                                 22,975                25,805
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012                                        3,900                 3,979
Dominion Resources, Inc., Series A, 3.66% 2006                                                         3,000                 2,981
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                           14,140                14,402
Dominion Resources, Inc., Series 2002-C, 5.70% 2012(2)                                                 1,000                 1,056
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013                                            22,000                22,112
PSEG Power LLC 3.75% 2009                                                                              6,825                 6,663
PSEG Power LLC 7.75% 2011                                                                             18,700                21,585
PSEG Power LLC 5.00% 2014                                                                             11,690                11,814
Drax Holdings Ltd., Series A-1, 7.173% 2015(1,2)                                                Pound  4,603                 8,370
Drax Holdings Ltd., Series A-2, unit, 8.673% 2015(1,2,9)                                               5,293                24,037
Drax Holdings Ltd., Series B, 7.427% 2025(1,2,7)                                                       1,537                 3,167
Israel Electric Corp. Ltd. 7.95% 2011(1)                                                            $ 10,000                11,585
Israel Electric Corp. Ltd. 7.70% 2018(1)                                                               8,500                10,014
Israel Electric Corp. Ltd. 8.10% 2096(1)                                                              12,000                13,508
Ameren Corp. 4.263% 2007                                                                               2,500                 2,503
Cilcorp Inc. 8.70% 2009                                                                                1,000                 1,160
Union Electric Co. 4.65% 2013                                                                         11,000                11,135
Cilcorp Inc. 9.375% 2029                                                                              12,265                18,425
Alabama Power Co., Series U, 2.65% 2006                                                               20,500                20,346
Alabama Power Co., Series R, 4.70% 2010                                                                2,250                 2,282
Southern Power Co., Series B, 6.25% 2012                                                               2,500                 2,734
Reliant Energy Resources Corp. 7.75% 2011                                                              7,000                 8,042
Centerpoint Energy Resources Corp., Series B, 7.875% 2013                                             11,725                13,948
AES Corp. 9.50% 2009                                                                                   4,677                 5,238
AES Corp. 9.375% 2010                                                                                  4,803                 5,463
AES Corp. 8.75% 2013(1)                                                                                1,000                 1,123
AES Gener SA 7.50% 2014                                                                                9,000                 9,163
Niagara Mohawk Power Corp., Series G, 7.75% 2008                                                      17,460                19,197
SP PowerAssets Ltd. 3.80% 2008(1)                                                                     10,000                 9,897
SP PowerAssets Ltd. 5.00% 2013(1)                                                                      8,000                 8,305
PacifiCorp, First Mortgage Bonds, 4.30% 2008                                                           3,060                 3,074
PacifiCorp, First Mortgage Bonds, 5.45% 2013                                                           2,875                 3,046
Scottish Power PLC 5.375% 2015                                                                         9,250                 9,500
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009                                              4,455                 4,957
Empresa Nacional de Electricidad SA 8.35% 2013                                                         5,000                 5,818
Empresa Nacional de Electricidad SA 8.625% 2015                                                        3,000                 3,593
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028(3)                                      13,500                14,344
Constellation Energy Group, Inc. 6.125% 2009                                                          10,500                11,181
Baltimore Gas and Electric Co. 5.20% 2033                                                              3,000                 2,981
MidAmerican Energy Co. 5.125% 2013                                                                     7,500                 7,763
MidAmerican Energy Co. 4.65% 2014                                                                      5,000                 4,981
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008                                  6,000                 5,911
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013                                        5,000                 4,795
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033                                   2,000                 2,026
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013                                        7,000                 7,112
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage
     Bonds, 5.125% 2013                                                                                5,000                 5,171
Oncor Electric Delivery Co. 6.375% 2012                                                               10,700                11,742
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011                                         7,000                 6,885
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                         4,000                 4,424
Essent NV 4.50% 2013                                                                             Euro  8,410                10,932
Anglian Water Services Financing PLC 4.625% 2013                                                       8,250                10,854
Kern River Funding Corp. 4.893% 2018(1,3)                                                           $ 10,006                10,259
Dynegy Holdings Inc. 10.125% 2013(1)                                                                   7,475                 8,484
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012                             700                   735
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                           3,600                 4,068
Sierra Pacific Resources 8.625% 2014                                                                     900                   999
Nevada Power Co., Series L, 5.875% 2015(1)                                                             2,550                 2,576
Energy East Corp. 6.75% 2012                                                                           7,155                 8,006
E.ON International Finance BV 5.75% 2009                                                         Euro  5,000                 6,757
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(1)                                      $  6,025                 6,371
Edison SpA 5.125% 2010                                                                           Euro  4,730                 6,292
NiSource Finance Corp. 6.15% 2013                                                                   $  5,600                 6,061
FPL Energy National Wind, LLC 5.608% 2024(1,3)                                                         5,000                 5,117
Korea East-West Power Co., Ltd. 4.875% 2011(1)                                                         5,000                 5,057
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011                              5,000                 5,002
NGG Finance PLC 6.125% 2011                                                                      Euro  3,480                 4,897
Tri-State Generation and Transmission Association Inc., Pass Through Trust,
     Series 2003-A, 6.04% 2018(1,3)                                                                 $  3,500                 3,640
Equitable Resources, Inc. 5.15% 2018                                                                   2,500                 2,590
Enersis SA 7.375% 2014                                                                                 2,000                 2,163
Wisconsin Gas Co. 5.20% 2015                                                                           2,025                 2,095
Appalachian Power Co., Series I, 4.95% 2015                                                            1,000                 1,007
                                                                                                                           742,446

MATERIALS -- 2.63%
Weyerhaeuser Co. 5.95% 2008                                                                            8,063                 8,448
Weyerhaeuser Co. 5.25% 2009                                                                           20,854                21,309
Weyerhaeuser Co. 6.75% 2012                                                                           31,270                34,451
Weyerhaeuser Co. 7.375% 2032                                                                          12,500                14,787
Weyerhaeuser Co. 6.875% 2033                                                                           2,000                 2,234
Norske Skogindustrier ASA 7.625% 2011(1)                                                              46,135                51,664
Norske Skogindustrier ASA 6.125% 2015(1)                                                               5,870                 6,016
Norske Skogindustrier ASA 7.125% 2033(1)                                                               4,100                 4,377
International Paper Co. 5.375% 2006                                                              Euro  4,500                 5,618
International Paper Co. 4.00% 2010                                                                  $ 16,000                15,479
International Paper Co. 5.85% 2012                                                                    19,965                20,903
Dow Chemical Co. 5.75% 2008                                                                           11,100                11,650
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(1)                                          22,250                21,867
Millennium America Inc. 9.25% 2008                                                                     4,840                 5,264
Equistar Chemicals, LP 10.125% 2008                                                                    6,100                 6,634
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                          12,800                13,536
SCA Coordination Center NV 4.50% 2015(1)                                                              24,000                22,937
BHP Finance (USA) Ltd. 6.69% 2006                                                                     10,000                10,188
BHP Finance (USA) Ltd. 8.50% 2012                                                                     10,000                12,516
ICI Wilmington, Inc. 4.375% 2008                                                                         200                   199
ICI Wilmington, Inc. 5.625% 2013                                                                      20,980                21,804
Abitibi-Consolidated Inc. 8.55% 2010                                                                   5,500                 5,761
Abitibi-Consolidated Co. of Canada 8.375% 2015                                                        13,750                14,094
Alcan Inc. 5.20% 2014                                                                                  8,000                 8,213
Alcan Inc. 5.00% 2015                                                                                 10,000                10,066
Stone Container Corp. 9.25% 2008                                                                       1,000                 1,050
Stone Container Corp. 9.75% 2011                                                                       3,250                 3,453
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                             11,900                12,019
Stone Container Corp. 8.375% 2012                                                                      1,675                 1,700
Phelps Dodge Corp. 8.75% 2011                                                                          7,000                 8,474
Phelps Dodge Corp. 6.125% 2034                                                                         7,500                 7,952
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(3)                                            21,160                16,095
Owens-Illinois, Inc. 8.10% 2007                                                                        3,130                 3,271
Owens-Illinois, Inc. 7.35% 2008                                                                        5,250                 5,473
Owens-Brockway Glass Container Inc. 8.875% 2009                                                        1,500                 1,601
Owens-Illinois, Inc. 7.50% 2010                                                                        2,250                 2,374
Associated Materials Inc. 9.75% 2012                                                                  10,065                10,468
AMH Holdings, Inc. 0%/11.25% 2014(5)                                                                   3,000                 1,920
JSG Funding PLC 7.75% 2015                                                                       Euro  2,000                 1,934
JSG Funding PLC 7.75% 2015(1)                                                                       $  1,200                   990
JSG Holdings PLC 11.50% 2015(10)                                                                 Euro  9,622                 9,148
Rhodia SA 8.00% 2010                                                                                   3,000                 3,617
Rhodia 10.25% 2010                                                                                   $   150                   162
Rhodia 8.875% 2011                                                                                     3,740                 3,618
Rhodia SA 9.25% 2011                                                                             Euro  3,200                 3,839
UPM-Kymmene Corp. 6.125% 2012                                                                          7,500                10,447
UPM-Kymmene Corp. 5.625% 2014(1)                                                                     $   750                   775
Georgia-Pacific Corp. 7.50% 2006                                                                       4,050                 4,172
Georgia-Pacific Corp. 8.875% 2010                                                                      1,500                 1,710
Georgia-Pacific Corp. 9.375% 2013                                                                      2,955                 3,358
Georgia-Pacific Corp. 8.875% 2031                                                                      1,000                 1,243
Building Materials Corp. of America, Series B, 8.00% 2007                                              1,000                   999
Building Materials Corp. of America 8.00% 2008                                                           500                   498
Building Materials Corp. of America 7.75% 2014                                                         7,250                 6,742
Graphic Packaging International, Inc. 8.50% 2011                                                       1,300                 1,346
Graphic Packaging International, Inc. 9.50% 2013                                                       6,495                 6,576
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                       5,000                 5,587
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014                                                        1,500                 1,470
Stora Enso Oyj 5.125% 2014                                                                       Euro  4,250                 5,625
Praxair, Inc. 3.95% 2013                                                                            $  5,000                 4,796
Ainsworth Lumber Co. Ltd. 7.25% 2012                                                                   1,150                 1,101
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                   1,750                 1,601
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                   1,750                 1,601
Yara International ASA 5.25% 2014(1)                                                                   4,000                 4,015
Earle M. Jorgensen Co. 9.75% 2012                                                                      3,600                 3,906
Kappa Beheer BV 12.50% 2009                                                                      Euro  3,000                 3,798
Ispat Inland ULC 9.75% 2014                                                                         $  3,132                 3,664
Luscar Coal Ltd. 9.75% 2011                                                                            3,300                 3,646
Koppers Inc. 9.875% 2013                                                                               3,120                 3,385
Crompton Corp. 9.164% 2010(2)                                                                          2,400                 2,700
Crompton Corp. 9.875% 2012                                                                               500                   582
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(1)                                      3,250                 3,209
Longview Fibre Co. 10.00% 2009                                                                         2,730                 2,921
Inco Ltd. 7.20% 2032                                                                                   2,000                 2,388
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                2,100                 2,289
Sino-Forest Corp. 9.125% 2011(1)                                                                       2,065                 2,266
Neenah Paper, Inc. 7.375% 2014(1)                                                                      2,265                 2,208
Temple-Inland Inc. 7.875% 2012                                                                         1,750                 2,019
Foundation PA Coal Co. 7.25% 2014                                                                      1,800                 1,899
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(6)                                                       6,000                 1,830
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014(5)                      1,628                 1,140
BCP Caylux Holdings Luxembourg SCA 9.625% 2014                                                           535                   602
E.I. du Pont de Nemours and Co. 4.125% 2010                                                            1,500                 1,503
Packaging Corp. of America 4.375% 2008                                                                 1,500                 1,484
AEP Industries Inc. 7.875% 2013(1)                                                                     1,200                 1,209
Indah Kiat Finance Mauritius Ltd. 10.00% 2007(7)                                                       2,250                 1,192
Huntsman LLC 10.641% 2011(2)                                                                             275                   294
Huntsman LLC 11.50% 2012                                                                                 712                   838
NewPage Corp. 9.46% 2012(1,2)                                                                          1,000                 1,007
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014(5)                            1,254                   933
AK Steel Corp. 7.75% 2012                                                                              1,000                   850
Nalco Co. 7.75% 2011                                                                                     775                   829
Georgia Gulf Corp. 7.125% 2013                                                                           770                   808
PQ Corp. 7.50% 2013(1)                                                                                   625                   617
Airgas, Inc. 6.25% 2014                                                                                  550                   560
Rockwood Specialties Group, Inc. 10.625% 2011                                                            300                   332
Rockwood Specialties Group, Inc. 7.50% 2014(1)                                                           175                   175
                                                                                                                           569,918

ENERGY -- 1.82%
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(1,3)                                        59,400                61,034
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(3)                                           6,000                 6,165
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(1,3)                                            45,173                44,379
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(3)                                               2,493                 2,449
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014(1,3)                                            15,570                18,612
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014(3)                                               1,000                 1,195
Pemex Finance Ltd. 8.875% 2010(3)                                                                     24,000                27,163
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017(3)                                          11,700                16,152
Pemex Project Funding Master Trust 8.625% 2022                                                           750                   926
Devon Financing Corp., ULC 6.875% 2011                                                                16,960                19,002
Devon Energy Corp. 7.95% 2032                                                                         18,000                23,753
ConocoPhillips 4.75% 2012                                                                             26,750                27,416
Port Arthur Finance Corp. 12.50% 2009(3)                                                               1,146                 1,301
Premcor Refining Group Inc. 9.25% 2010                                                                 3,250                 3,608
Premcor Refining Group Inc. 6.125% 2011                                                                5,000                 5,300
Premcor Refining Group Inc. 6.75% 2011                                                                 1,000                 1,085
Premcor Refining Group Inc. 7.75% 2012                                                                 3,875                 4,253
Premcor Refining Group Inc. 9.50% 2013                                                                 2,750                 3,176
Premcor Refining Group Inc. 6.75% 2014                                                                 3,000                 3,248
Delek & Avner-Yam Tethys Ltd. 5.326% 2013(1,3)                                                        19,872                19,850
Sunoco, Inc. 4.875% 2014                                                                              14,830                14,939
Reliance Industries Ltd. 10.25% 2097(1)                                                                8,750                10,321
Williams Companies, Inc. 7.125% 2011                                                                     500                   542
Williams Companies, Inc. 7.875% 2021                                                                   2,000                 2,285
Williams Companies, Inc. 8.75% 2032                                                                    5,080                 6,128
Open Joint Stock Co. Gazprom 9.125% 2007                                                               2,000                 2,158
Gaz Capital 5.875% 2015                                                                          Euro  5,125                 6,603
Newfield Exploration Co. 7.625% 2011                                                                $  3,000                 3,300
Newfield Exploration Co. 8.375% 2012                                                                   2,775                 3,046
Newfield Exploration Co. 6.625% 2014                                                                   2,000                 2,105
ChevronTexaco Capital Co. 3.50% 2007                                                                   7,000                 6,936
OXYMAR 7.50% 2016(1)                                                                                   5,500                 5,786
General Maritime Corp. 10.00% 2013                                                                     4,600                 5,014
El Paso Corp. 7.75% 2032                                                                               5,000                 4,900
Teekay Shipping Corp. 8.875% 2011                                                                      4,250                 4,872
Petrozuata Finance, Inc., Series B, 8.22% 2017(1,3)                                                    4,950                 4,665
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014                                      5,225                 4,650
Encore Acquisition Co. 6.00% 2015(1)                                                                   4,450                 4,368
American Commercial Lines Inc. 9.50% 2015(1)                                                           2,975                 3,153
Overseas Shipholding Group, Inc. 8.25% 2013                                                            2,500                 2,625
PETRONAS Capital Ltd. 7.00% 2012(1)                                                                    2,250                 2,576
Peabody Energy Corp., Series B, 6.875% 2013                                                            1,200                 1,278
Apache Corp. 6.25% 2012                                                                                1,000                 1,118
                                                                                                                           393,435

CONSUMER STAPLES -- 1.29%
CVS Corp. 6.117% 2013(1,3)                                                                            27,243                29,162
CVS Corp. 5.789% 2026(1,3)                                                                            14,972                15,901
CVS Corp. 5.298% 2027(1,3)                                                                            27,620                28,746
Wal-Mart Stores, Inc. 5.45% 2006                                                                      10,000                10,154
Wal-Mart Stores, Inc. 3.375% 2008                                                                     12,000                11,773
Wal-Mart Stores, Inc. 4.125% 2010                                                                     20,000                19,963
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                1,500                 1,661
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                    17,750                19,170
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                  2,325                 2,383
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                  4,610                 5,094
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(3)                                           932                 1,007
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(3)                                         7,095                 7,773
Nabisco, Inc. 7.05% 2007                                                                               6,500                 6,813
Nabisco, Inc. 7.55% 2015                                                                               5,105                 6,225
Kraft Foods Inc. 6.50% 2031                                                                            2,000                 2,359
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009                                         Euro  4,250                 5,399
Cadbury Schweppes US Finance LLC 5.125% 2013(1)                                                     $  6,750                 6,909
Pepsi Bottling Group, Inc. 5.625% 2009(1)                                                              9,000                 9,465
Anheuser-Busch Companies, Inc. 9.00% 2009                                                              7,750                 9,222
Rite Aid Corp. 6.875% 2013                                                                             5,485                 4,772
Rite Aid Corp. 9.25% 2013                                                                              2,575                 2,536
Rite Aid Corp. 7.50% 2015                                                                              1,000                   965
Jean Coutu Group (PJC) Inc. 7.625% 2012                                                                  800                   830
Jean Coutu Group (PJC) Inc. 8.50% 2014                                                                 7,400                 7,345
SUPERVALU INC. 7.50% 2012                                                                              7,045                 8,091
Gold Kist Inc. 10.25% 2014                                                                             6,783                 7,699
Diageo Capital PLC 3.50% 2007                                                                          5,000                 4,935
Diageo Capital PLC 4.375% 2010                                                                         2,395                 2,410
Kellogg Co. 6.60% 2011                                                                                 4,000                 4,438
Kellogg Co. 7.45% 2031                                                                                 2,000                 2,660
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                        5,530                 5,585
Pathmark Stores, Inc. 8.75% 2012                                                                       5,565                 5,488
Rayovac Corp. 7.375% 2015(1)                                                                           4,830                 4,697
PepsiAmericas, Inc. 4.875% 2015                                                                        4,000                 4,082
Delhaize America, Inc. 8.125% 2011                                                                     3,500                 3,943
Winn-Dixie Stores, Inc. 8.875% 2008(7)                                                                 2,300                 1,489
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017(1,3,11)                           2,071                 1,524
Playtex Products, Inc. 9.375% 2011                                                                     2,375                 2,512
Stater Bros. Holdings Inc. 6.91% 2010(2)                                                                 475                   473
Stater Bros. Holdings Inc. 8.125% 2012                                                                 1,800                 1,764
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                      1,500                 1,613
Elizabeth Arden, Inc. 7.75% 2014                                                                         500                   524
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                       300                   317
                                                                                                                           279,871

HEALTH CARE -- 1.21%
UnitedHealth Group Inc. 7.50% 2005                                                                    13,000                13,148
UnitedHealth Group Inc. 5.20% 2007                                                                     8,000                 8,132
UnitedHealth Group Inc. 3.30% 2008                                                                     4,000                 3,910
UnitedHealth Group Inc. 3.75% 2009                                                                    12,500                12,314
UnitedHealth Group Inc. 4.125% 2009                                                                    8,000                 7,970
Allegiance Corp. 7.30% 2006                                                                            2,000                 2,073
Cardinal Health, Inc. 6.25% 2008                                                                       3,000                 3,144
Cardinal Health, Inc. 6.75% 2011                                                                      21,125                23,291
Cardinal Health, Inc. 4.00% 2015                                                                       6,050                 5,601
Allegiance Corp. 7.00% 2026                                                                            9,260                10,676
HCA Inc. 7.125% 2006                                                                                   9,065                 9,305
Columbia/HCA Healthcare Corp. 8.85% 2007                                                               2,000                 2,119
HCA Inc. 5.50% 2009                                                                                    2,600                 2,621
Columbia/HCA Healthcare Corp. 8.70% 2010                                                               1,750                 1,970
HCA Inc. 6.95% 2012                                                                                    3,000                 3,195
HCA Inc. 6.25% 2013                                                                                    2,500                 2,562
HCA Inc. 6.75% 2013                                                                                    2,000                 2,114
Columbia/HCA Healthcare Corp. 7.69% 2025                                                               5,000                 5,382
Wyeth 4.375% 2008(2)                                                                                   5,375                 5,374
Wyeth 5.50% 2013(2)                                                                                   20,750                21,873
Amgen Inc. 4.00% 2009                                                                                 24,000                23,842
Humana Inc. 7.25% 2006                                                                                 5,000                 5,138
Humana Inc. 6.30% 2018                                                                                12,000                13,150
Tenet Healthcare Corp. 7.375% 2013                                                                     5,025                 4,987
Tenet Healthcare Corp. 9.875% 2014                                                                     7,300                 7,866
Tenet Healthcare Corp. 9.25% 2015(1)                                                                   3,500                 3,649
Schering-Plough Corp. 5.55% 2013(2)                                                                   11,750                12,479
Bristol-Myers Squibb Co. 4.00% 2008                                                                   10,000                 9,972
Quintiles Transnational Corp. 10.00% 2013                                                              6,000                 6,600
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(5)                                           1,750                 1,273
Hospira, Inc. 4.95% 2009                                                                               7,391                 7,538
Warner Chilcott Corp. 8.75% 2015(1)                                                                    6,740                 6,588
Team Health, Inc. 9.00% 2012                                                                           3,250                 3,396
Concentra Operating Corp. 9.125% 2012                                                                  3,000                 3,195
Health Net, Inc. 9.875% 2011(2)                                                                        2,380                 2,843
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015(1)                               2,000                 2,140
MedCath Holdings Corp. 9.875% 2012                                                                     1,000                 1,123
HealthSouth Corp. 7.625% 2012                                                                            150                   146
                                                                                                                           262,699

INFORMATION TECHNOLOGY -- 1.01%
Electronic Data Systems Corp. 6.334% 2006                                                             18,000                18,260
Electronic Data Systems Corp. 7.125% 2009                                                             32,000                34,474
Electronic Data Systems Corp., Series B, 6.50% 2013(2)                                                58,375                59,771
Electronic Data Systems Corp. 7.45% 2029                                                               4,600                 4,916
Motorola, Inc. 8.00% 2011                                                                             30,480                35,978
Motorola, Inc. 7.50% 2025                                                                              5,000                 6,133
Motorola, Inc. 6.50% 2028                                                                              3,695                 4,102
Motorola, Inc. 5.22% 2097                                                                              6,250                 5,446
Hyundai Semiconductor America, Inc. 8.625% 2007(1)                                                    10,150                10,464
Sanmina-SCI Corp. 10.375% 2010                                                                         1,000                 1,115
Sanmina-SCI Corp. 6.75% 2013(1)                                                                        7,500                 7,200
Amkor Technology, Inc. 9.25% 2008                                                                      1,600                 1,544
Amkor Technology, Inc. 10.50% 2009                                                                       730                   633
Amkor Technology, Inc. 7.125% 2011                                                                     4,125                 3,589
Amkor Technology, Inc. 7.75% 2013                                                                        625                   541
Celestica Inc. 7.875% 2011                                                                             2,975                 3,064
Celestica Inc. 7.625% 2013                                                                             3,175                 3,199
Micron Technology, Inc. 6.50% 2005(1)                                                                  5,238                 5,212
Jabil Circuit, Inc. 5.875% 2010                                                                        4,750                 4,925
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011(1)                      3,750                 3,694
Iron Mountain Inc. 7.75% 2015                                                                          2,010                 2,030
Flextronics International Ltd. 6.50% 2013                                                                925                   962
Viasystems, Inc. 10.50% 2011                                                                             800                   732
Semiconductor Note Participation Trust 10% 2011(1)                                                       385                   349
Exodus Communications, Inc. 11.625% 2010(4,7)                                                          1,147                    --
                                                                                                                           218,333

MORTGAGE-BACKED OBLIGATIONS(3) -- 17.21%
Fannie Mae 7.00% 2009                                                                                    130                   137
Fannie Mae 7.50% 2009                                                                                    179                   188
Fannie Mae 7.50% 2009                                                                                    141                   149
Fannie Mae 7.50% 2009                                                                                     48                    50
Fannie Mae 7.50% 2009                                                                                     43                    44
Fannie Mae 7.50% 2009                                                                                     36                    38
Fannie Mae 7.50% 2009                                                                                     27                    29
Fannie Mae 8.50% 2009                                                                                    151                   157
Fannie Mae 9.50% 2009                                                                                     39                    42
Fannie Mae 7.00% 2010                                                                                    104                   109
Fannie Mae, Series 2000-T5B, 7.30% 2010                                                               57,100                64,828
Fannie Mae, Series 2001-T6B, 6.088% 2011                                                              48,000                52,485
Fannie Mae 4.89% 2012                                                                                 25,000                25,635
Fannie Mae 4.00% 2015                                                                                 38,496                38,049
Fannie Mae 6.00% 2016                                                                                  5,671                 5,870
Fannie Mae 6.00% 2016                                                                                  2,929                 3,032
Fannie Mae 6.00% 2016                                                                                  2,827                 2,926
Fannie Mae 6.00% 2016                                                                                  1,504                 1,557
Fannie Mae 7.00% 2016                                                                                    396                   416
Fannie Mae 11.50% 2016                                                                                   779                   899
Fannie Mae 5.00% 2017                                                                                  4,839                 4,904
Fannie Mae 6.00% 2017                                                                                  1,888                 1,955
Fannie Mae 5.00% 2018                                                                                 29,950                30,354
Fannie Mae 5.00% 2018                                                                                 21,505                21,795
Fannie Mae 5.00% 2018                                                                                 11,569                11,725
Fannie Mae 5.50% 2018                                                                                  4,003                 4,115
Fannie Mae 9.00% 2018                                                                                     59                    66
Fannie Mae 10.00% 2018                                                                                   587                   669
Fannie Mae 4.50% 2019                                                                                  8,331                 8,302
Fannie Mae 5.50% 2019                                                                                 42,214                43,396
Fannie Mae 5.50% 2019                                                                                 15,242                15,676
Fannie Mae 12.00% 2019                                                                                   736                   868
Fannie Mae, Series 90-93, Class G, 5.50% 2020                                                             62                    63
Fannie Mae 11.00% 2020                                                                                   273                   314
Fannie Mae 11.273% 2020(2)                                                                               701                   821
Fannie Mae 9.00% 2022                                                                                    268                   293
Fannie Mae 7.50% 2023                                                                                    189                   203
Fannie Mae, Series 2001-4, Class GA, 10.243% 2025(2)                                                   1,237                 1,405
Fannie Mae, Series 2001-4, Class NA, 11.836% 2025(2)                                                   6,433                 7,403
Fannie Mae 4.753% 2026(2)                                                                              1,269                 1,303
Fannie Mae 7.00% 2026                                                                                  2,092                 2,227
Fannie Mae 8.50% 2027                                                                                     18                    20
Fannie Mae, Series 1998-W5, Class B-3, 6.50% 2028                                                      3,348                 3,390
Fannie Mae 7.00% 2028                                                                                  1,051                 1,113
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                      9,238                 9,890
Fannie Mae 6.50% 2029                                                                                    430                   446
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                      1,410                 1,497
Fannie Mae 7.50% 2029                                                                                    117                   125
Fannie Mae 7.50% 2029                                                                                    114                   122
Fannie Mae 7.00% 2030                                                                                    324                   343
Fannie Mae 7.50% 2030                                                                                    384                   411
Fannie Mae 6.50% 2031                                                                                  1,875                 1,944
Fannie Mae 6.50% 2031                                                                                  1,230                 1,275
Fannie Mae 6.50% 2031                                                                                    640                   664
Fannie Mae 6.50% 2031                                                                                    211                   219
Fannie Mae 7.00% 2031                                                                                    662                   699
Fannie Mae 7.50% 2031                                                                                    893                   956
Fannie Mae 7.50% 2031                                                                                    110                   118
Fannie Mae, Series 2001-20, Class E, 9.602% 2031(2)                                                      227                   254
Fannie Mae, Series 2001-20, Class C, 11.987% 2031(2)                                                     283                   330
Fannie Mae 6.00% 2032                                                                                  1,228                 1,260
Fannie Mae 6.50% 2032                                                                                 12,391                12,841
Fannie Mae 6.50% 2032                                                                                  7,498                 7,768
Fannie Mae 7.00% 2032                                                                                    410                   433
Fannie Mae 3.789% 2033(2)                                                                              4,966                 4,928
Fannie Mae 5.50% 2033                                                                                 97,637                99,140
Fannie Mae 5.50% 2034                                                                                 16,632                16,877
Fannie Mae 6.00% 2034                                                                                105,279               108,043
Fannie Mae 6.00% 2034                                                                                 21,000                21,551
Fannie Mae 6.00% 2034                                                                                  3,565                 3,659
Fannie Mae 6.00% 2034                                                                                  3,465                 3,556
Fannie Mae 6.00% 2034                                                                                  2,850                 2,925
Fannie Mae 6.00% 2034                                                                                  2,682                 2,752
Fannie Mae 6.00% 2034                                                                                    797                   818
Fannie Mae 6.00% 2034                                                                                    595                   612
Fannie Mae 6.50% 2034                                                                                 11,150                11,555
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035                                                      19,923                19,482
Fannie Mae 5.00% 2035                                                                                  5,830                 5,830
Fannie Mae 5.50% 2035                                                                                146,335               148,496
Fannie Mae 5.50% 2035                                                                                 13,684                13,881
Fannie Mae 6.00% 2035                                                                                 12,370                12,695
Fannie Mae 6.00% 2035                                                                                  4,500                 4,620
Fannie Mae 6.00% 2035                                                                                  3,585                 3,682
Fannie Mae 6.00% 2035                                                                                  2,814                 2,888
Fannie Mae 6.00% 2035                                                                                  1,147                 1,179
Fannie Mae 6.00% 2035                                                                                    990                 1,018
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                 13,328                13,261
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                    13,953                14,738
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                       4,343                 4,612
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                      10,272                10,937
Freddie Mac 8.25% 2007                                                                                    94                    97
Freddie Mac 8.25% 2007                                                                                    25                    25
Freddie Mac 8.50% 2007                                                                                    16                    16
Freddie Mac, Series H009, Class A-2, 1.876% 2008(2)                                                    2,413                 2,383
Freddie Mac 8.00% 2008                                                                                    16                    16
Freddie Mac 8.50% 2008                                                                                    43                    44
Freddie Mac 8.50% 2008                                                                                    41                    43
Freddie Mac 8.50% 2008                                                                                    18                    18
Freddie Mac 8.50% 2008                                                                                     6                     7
Freddie Mac 8.75% 2008                                                                                   116                   121
Freddie Mac 8.75% 2008                                                                                    38                    40
Freddie Mac 8.75% 2008                                                                                    18                    18
Freddie Mac 8.75% 2008                                                                                    16                    16
Freddie Mac 8.00% 2009                                                                                    10                    10
Freddie Mac 8.50% 2009                                                                                   196                   204
Freddie Mac 8.00% 2010                                                                                     1                     1
Freddie Mac 8.50% 2010                                                                                   184                   193
Freddie Mac 8.50% 2010                                                                                   139                   143
Freddie Mac 4.00% 2015                                                                                52,939                51,913
Freddie Mac 6.00% 2017                                                                                   939                   972
Freddie Mac 6.00% 2017                                                                                   930                   963
Freddie Mac, Series 2310, Class A, 10.589% 2017(2)                                                     1,432                 1,573
Freddie Mac 5.00% 2018                                                                                30,046                30,435
Freddie Mac 11.00% 2018                                                                                  178                   202
Freddie Mac 8.50% 2020                                                                                   317                   349
Freddie Mac 8.50% 2020                                                                                   147                   162
Freddie Mac, Series 41, Class F, 10.00% 2020                                                             259                   259
Freddie Mac, Series 178, Class Z, 9.25% 2021                                                             181                   181
Freddie Mac 8.00% 2026                                                                                   194                   211
Freddie Mac 8.50% 2027                                                                                    43                    46
Freddie Mac 5.00% 2033                                                                                12,100                12,097
Freddie Mac 6.00% 2033                                                                                16,271                16,695
Freddie Mac 6.00% 2033                                                                                 4,488                 4,606
Freddie Mac 6.00% 2034                                                                               257,550               264,269
Freddie Mac 6.00% 2034                                                                                25,282                25,942
Freddie Mac 6.00% 2034                                                                                24,637                25,288
Freddie Mac 6.00% 2034                                                                                18,443                18,924
Freddie Mac 6.00% 2034                                                                                15,690                16,099
Freddie Mac 6.00% 2034                                                                                14,444                14,821
Freddie Mac 6.00% 2034                                                                                13,255                13,601
Freddie Mac 6.00% 2034                                                                                12,417                12,741
Freddie Mac 6.00% 2034                                                                                10,927                11,212
Freddie Mac 6.00% 2034                                                                                 9,987                10,248
Freddie Mac 6.00% 2034                                                                                 6,792                 6,969
Freddie Mac 6.00% 2035                                                                                22,305                22,929
Freddie Mac 6.50% 2035                                                                                10,116                10,482
Freddie Mac 6.50% 2035                                                                                 8,007                 8,318
Freddie Mac 6.50% 2035                                                                                 1,922                 1,991
Freddie Mac 6.50% 2035                                                                                 1,598                 1,660
Freddie Mac 6.50% 2035                                                                                 1,479                 1,535
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                     5,844                 5,820
CS First Boston Mortgage Securities Corp., Series 2002-FL2, Class A-2, 3.61% 2010(1,2)                 4,279                 4,279
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032                     3,575                 3,614
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032                       354                   359
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.316% 2033(2)              1,813                 1,818
CS First Boston Mortgage Securities Corp., Series 2003-23, Class V-A-1, 6.00% 2033                    11,418                11,598
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033                    17,865                18,305
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033                     4,559                 4,710
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2, 4.607% 2034(2)             26,279                26,206
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                     6,745                 6,806
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034                    18,347                18,640
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1, 6.00% 2034                     1,198                 1,222
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                     9,000                 9,393
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035                     1,774                 1,766
CS First Boston Mortgage Securities Corp., Series 2005-6, Class 6-PT-1, 6.00% 2035                    27,030                27,584
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035                    15,193                15,582
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                     53,915                58,694
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035(1)                   1,500                 1,698
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103% 2036                    16,630                17,434
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1, 3.883% 2037                     11,603                11,523
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AAB, 4.614% 2037                     20,000                20,100
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037                    3,022                 3,039
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039                     20,600                20,382
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.088% 2041(2)                     5,625                 6,360
Government National Mortgage Assn. 7.50% 2007                                                             41                    42
Government National Mortgage Assn. 6.50% 2008                                                            217                   228
Government National Mortgage Assn. 6.50% 2008                                                             63                    66
Government National Mortgage Assn. 7.50% 2008                                                             64                    66
Government National Mortgage Assn. 7.50% 2008                                                             62                    63
Government National Mortgage Assn. 7.50% 2008                                                             51                    52
Government National Mortgage Assn. 7.50% 2008                                                             41                    43
Government National Mortgage Assn. 7.50% 2008                                                             19                    19
Government National Mortgage Assn. 6.50% 2009                                                             85                    89
Government National Mortgage Assn. 7.50% 2009                                                             73                    77
Government National Mortgage Assn. 7.50% 2009                                                             73                    77
Government National Mortgage Assn. 7.50% 2009                                                             62                    66
Government National Mortgage Assn. 7.50% 2009                                                             57                    58
Government National Mortgage Assn. 7.50% 2009                                                             50                    52
Government National Mortgage Assn. 7.50% 2009                                                             45                    48
Government National Mortgage Assn. 7.50% 2009                                                             45                    48
Government National Mortgage Assn. 9.00% 2009                                                            745                   783
Government National Mortgage Assn. 9.50% 2009                                                            783                   832
Government National Mortgage Assn. 9.50% 2009                                                             58                    61
Government National Mortgage Assn. 9.00% 2016                                                            150                   167
Government National Mortgage Assn. 9.00% 2017                                                             47                    52
Government National Mortgage Assn. 9.50% 2019                                                            295                   327
Government National Mortgage Assn. 8.50% 2020                                                             69                    76
Government National Mortgage Assn. 8.50% 2020                                                             48                    53
Government National Mortgage Assn. 9.50% 2020                                                            132                   146
Government National Mortgage Assn. 10.00% 2020                                                         1,033                 1,203
Government National Mortgage Assn. 8.50% 2021                                                            341                   374
Government National Mortgage Assn. 8.50% 2021                                                            224                   246
Government National Mortgage Assn. 8.50% 2021                                                            125                   138
Government National Mortgage Assn. 8.50% 2021                                                             51                    56
Government National Mortgage Assn. 9.00% 2021                                                             71                    79
Government National Mortgage Assn. 10.00% 2021                                                         2,241                 2,577
Government National Mortgage Assn. 9.00% 2022                                                             46                    51
Government National Mortgage Assn. 8.50% 2023                                                             47                    52
Government National Mortgage Assn. 8.50% 2024                                                             42                    47
Government National Mortgage Assn. 8.50% 2024                                                             28                    31
Government National Mortgage Assn. 8.50% 2027                                                             31                    33
Government National Mortgage Assn. 8.50% 2028                                                             62                    68
Government National Mortgage Assn. 8.50% 2028                                                             26                    28
Government National Mortgage Assn. 8.50% 2029                                                             45                    49
Government National Mortgage Assn. 7.50% 2033                                                          6,384                 6,888
Government National Mortgage Assn. 6.50% 2034                                                            827                   868
Government National Mortgage Assn. 7.00% 2034                                                         20,193                21,517
Government National Mortgage Assn. 4.00% 2035(2)                                                      17,812                17,622
Government National Mortgage Assn. 4.00% 2035(2)                                                       7,713                 7,621
Government National Mortgage Assn. 4.00% 2035(2)                                                       3,697                 3,653
Government National Mortgage Assn. 6.00% 2035                                                         49,889                51,407
Government National Mortgage Assn. 6.00% 2035                                                         39,996                41,213
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019                          13,578                13,697
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020                          5,521                 5,493
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020                          11,193                11,512
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                           14,912                15,043
Countrywide Alternative Loan Trust, Series 2005-13CB, Class A-3, 5.50% 2035                            7,366                 7,452
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035                          3,642                 3,681
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035                          42,533                43,562
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035                         26,764                27,333
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035                          1,727                 1,754
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019                2,165                 2,180
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(2)             38,362                37,956
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(2)                 8,217                 8,191
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033(2)              7,632                 7,639
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.359% 2033(2)             19,417                19,295
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.62% 2034(2)               44,227                44,098
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                      44,550                47,436
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                      13,247                13,942
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032                     15,173                16,062
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1, 7.656% 2032                        744                   751
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                     18,350                20,471
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034                           19,307                19,534
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                61,707                62,862
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034                              2,476                 2,574
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030                3,079                 3,154
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X,
     interest only, 0.44% 2031(2)                                                                    250,355                 4,026
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X,
     interest only, 1.268% 2031(1,2)                                                                 153,858                 6,048
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032              16,480                18,593
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035             37,997                37,786
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041             4,476                 4,444
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041            10,000                10,013
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035(1)                                    36,000                36,115
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035(1)                                       43,000                43,099
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.013% 2033(2)                                    37,028                36,609
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.123% 2033(2)                                    9,614                 9,527
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.127% 2033(2)                                   7,842                 7,875
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.309% 2034(2)                                     20,088                19,922
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.011% 2034(2)                                   3,115                 3,132
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                       56,200                61,870
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.896% 2016(1,2)                           25,810                25,897
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                16,857                17,807
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031                                4,973                 5,063
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031                               10,000                10,695
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033(1)                  3,706                 3,854
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033                    17,250                18,870
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035                    15,184                15,820
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                    16,420                17,965
Merrill Lynch Mortgage Investors, Inc., Series 1995-C2, Class D, 7.72% 2021(2)                           192                   193
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033(2)                     22,165                22,133
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.626% 2034(2)                  32,551                32,442
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033(2)                 31,343                30,821
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(2)                  8,972                 8,930
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.535% 2033(2)                 11,466                11,393
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039       16,548                16,366
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046      31,455                31,876
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(1)                                            42,486                46,936
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-3, 5.50% 2035                       25,017                25,502
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035                       16,892                17,267
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.473% 2033(2)                         5,487                 5,415
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.738% 2033(2)                            13,097                12,961
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.706% 2034(2)                            16,005                15,992
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.233% 2034(2)                           7,788                 7,898
Deutsche Genossenschafts-Hypothekenbank AG 5.25% 2009                                            Euro 29,447                39,428
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.709% 2034(2)                             $ 32,952                33,302
Morgan Stanley Mortgage Trust, Series 2004-3, Class 3-A, 6.00% 2034                                    4,707                 4,782
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.428% 2030(2)                              31,076                32,935
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.428% 2030(2)                               3,750                 4,017
Mastr Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033                                   1,076                 1,097
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034                                   2,041                 2,074
Mastr Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035                                  19,404                19,752
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035                                   4,841                 4,896
Mastr Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035                                   6,467                 6,642
Mastr Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035                                     894                   934
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59% 2034                      3,868                 3,878
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                   17,468                18,605
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036                    8,988                 8,908
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ3, Class A-1, 3.48% 2037                     3,031                 3,000
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029                     14,304                14,946
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029                        8,300                 8,785
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035                         9,000                 9,601
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class A-2, 7.439% 2031                                                             5,000                 5,566
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class B, 7.619% 2031                                                              17,125                19,224
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class C, 7.625% 2031                                                               5,000                 5,615
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.573% 2027(1,2)                          9,473                 9,724
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.727% 2027(1,2)                          3,398                 3,518
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.877% 2028(1,2)                          2,305                 2,416
Structured Asset Securities Corp., Series 2003-17A, Class 3-A-1, 4.01% 2033(2)                         2,984                 2,978
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035                              6,982                 6,886
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035                              2,980                 3,022
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                              405                   424
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033                           17,590                19,460
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038                             3,611                 3,738
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038                             2,500                 2,730
Realkredit Danmark A/S, Series 23D, 5.00% 2035                                                   DKr 151,360                25,133
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042                    $ 24,000                24,450
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035                       20,140                20,581
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038                                   20,000                19,502
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031                 18,000                19,407
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(1)                                           19,626                19,227
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.981% 2035(2)                                 18,357                18,441
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
   Series 2001-3, Class A-1, 4.89% 2037                                                               17,773                18,088
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                               14,500                16,590
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(1)                                15,230                15,419
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032            9,745                10,348
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033            4,007                 4,174
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.35% 2034(2)           13,289                13,199
Dexia Municipal Agency 3.50% 2009                                                                Euro 10,076                12,659
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1-B, 6.46% 2032                             $ 10,000                10,702
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1-B, 6.41% 2031                                9,952                10,417
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034(2)                       8,473                 8,452
Hypothekenbank in Essen AG 5.25% 2008                                                            Euro  6,000                 7,794
Rheinische Hypothekenbank Eurobond 4.25% 2008                                                          5,000                 6,407
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015(1)                                   $  5,000                 5,084
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032                        5,000                 5,017
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A-1, 5.00% 2034         4,431                 4,436
Nomura Asset Securities Corp., Series 1998-D6, Class A-1-A, 6.28% 2030                                 3,096                 3,159
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.044% 2040(1,2)                              3,270                 3,135
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2020                       2,537                 2,603
Ball Corp., Series 2005-BOCA, Class E, 3.64% 2016(1,2)                                                 1,750                 1,751
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027(1)                                      792                   828
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                            600                   599
First Boston Mortgage Securities Corp., Series D, interest only, 10.965% 2017                            150                    37
First Boston Mortgage Securities Corp., Series D, principal only, 0% 2017                                150                   125
                                                                                                                         3,729,256

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 12.61%
U.S. Treasury 5.875% 2005                                                                             20,000                20,188
U.S. Treasury 1.875% 2006                                                                            169,760               168,275
U.S. Treasury 5.625% 2006                                                                             12,875                13,053
U.S. Treasury 6.875% 2006                                                                            256,600               263,957
U.S. Treasury 3.25% 2007                                                                              21,509                21,336
U.S. Treasury 3.375% 2007(12)                                                                        125,943               130,077
U.S. Treasury 4.375% 2007                                                                             32,500                32,929
U.S. Treasury 6.125% 2007                                                                             25,000                26,256
U.S. Treasury 6.25% 2007                                                                              11,885                12,382
U.S. Treasury 6.625% 2007                                                                             40,000                42,141
U.S. Treasury 2.625% 2008                                                                             20,000                19,434
U.S. Treasury 3.625% 2008(12)                                                                        118,995               126,032
U.S. Treasury 4.75% 2008                                                                              40,000                41,350
U.S. Treasury 5.625% 2008                                                                             40,000                42,109
U.S. Treasury 3.625% 2009                                                                            217,500               216,804
U.S. Treasury 3.875% 2009(12)                                                                        134,054               145,973
U.S. Treasury 6.00% 2009                                                                                 925                 1,005
U.S. Treasury Principal Strip 0% 2009                                                                  1,250                 1,076
U.S. Treasury 0.875% 2010(12)                                                                         10,270                10,020
U.S. Treasury 3.50% 2011(12)                                                                          55,893                62,000
U.S. Treasury 5.00% 2011                                                                              25,925                27,545
U.S. Treasury 5.00% 2011                                                                               9,250                 9,864
U.S. Treasury Principal Strip 0% 2011                                                                 10,495                 8,340
U.S. Treasury 3.00% 2012(12)                                                                           3,728                 4,095
U.S. Treasury 10.375% 2012                                                                            24,500                28,217
U.S. Treasury 12.00% 2013                                                                             10,000                12,436
U.S. Treasury 2.00% 2014(12)                                                                          46,751                48,170
U.S. Treasury 4.00% 2014                                                                               1,075                 1,082
U.S. Treasury 11.250% 2015                                                                            70,000               110,524
U.S. Treasury Principal Strip 0% 2015                                                                  1,000                   670
U.S. Treasury 9.25% 2016                                                                              40,000                57,975
U.S. Treasury 8.875% 2017                                                                             40,000                58,175
U.S. Treasury Principal Strip 0% 2018                                                                 31,220                18,166
U.S. Treasury 7.875% 2021                                                                             10,500                14,862
U.S. Treasury 6.875% 2025                                                                            152,700               205,669
U.S. Treasury 5.25% 2028                                                                              39,010                44,563
U.S. Treasury 3.875% 2029(12)                                                                          4,497                 6,295
U.S. Treasury 6.25% 2030                                                                               1,450                 1,889
U.S. Treasury 3.375% 2032(12)                                                                          4,330                 5,861
Freddie Mac 1.875% 2006                                                                                8,780                 8,680
Freddie Mac 6.625% 2009                                                                              184,000               202,661
Freddie Mac 4.75% 2012                                                                                20,000                20,027
Freddie Mac 6.25% 2012                                                                                15,000                15,496
Federal Home Loan Bank 2.00% 2006                                                                     67,775                67,053
Federal Home Loan Bank 2.375% 2006                                                                    62,695                62,023
Federal Home Loan Bank 5.823% 2009                                                                    46,690                49,533
Federal Home Loan Bank 4.50% 2012                                                                     31,500                32,182
Fannie Mae 7.00% 2005                                                                                 90,000                90,136
Fannie Mae 6.625% 2009                                                                                35,000                38,538
Fannie Mae 6.25% 2011                                                                                 29,250                31,978
Fannie Mae 5.25% 2012                                                                                 20,000                21,023
Fannie Mae 6.25% 2029                                                                                 17,175                21,209
United States Government-Guaranteed Certificates of Participation, Overseas
     Private Investment Corp., Series 2000-044-A, 3.74% 2015(3)                                       11,770                11,551
                                                                                                                         2,732,885

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 6.39%
German Government 5.00% 2005                                                                     Euro 35,020                42,474
German Government 4.50% 2006                                                                          59,140                73,440
German Government 4.50% 2009                                                                          55,000                71,958
Bundesrepublik 5.25% 2010                                                                              2,855                 3,890
German Government 6.25% 2030                                                                          48,160                82,691
United Mexican States Government Global 4.625% 2008                                                 $ 11,000                11,085
United Mexican States Government Global 10.375% 2009                                                  14,500                17,335
United Mexican States Government, Series MI10, 8.00% 2013                                        MXP 171,200                14,733
United Mexican States Government, Series MI10, 9.50% 2014                                             24,500                49,240
United Mexican States Government Global 11.375% 2016                                                $ 18,658                27,754
United Mexican States Government, Series M20, 8.00% 2023                                         MXP 303,800                24,186
United Mexican States Government, Series M20, 10.00% 2024                                            161,500                15,410
United Mexican States Government Global 8.30% 2031                                                  $  8,220                10,254
United Mexican States Government Global 7.50% 2033                                                     3,750                 4,312
Japanese Government 0.50% 2007                                                                 Yen 1,219,800                11,091
Japanese Government 0.90% 2008                                                                     6,540,750                60,453
Japanese Government 1.80% 2010                                                                       487,350                 4,692
Japanese Government 1.30% 2011                                                                     2,477,800                23,340
Japanese Government 0.50% 2013                                                                     3,840,500                33,650
Japanese Government 1.50% 2014                                                                     2,776,100                26,004
United Kingdom 8.50% 2005                                                                       Pound  9,885                18,026
United Kingdom 5.00% 2008                                                                              6,960                12,783
United Kingdom 8.00% 2015                                                                             22,535                53,478
United Kingdom 6.00% 2028                                                                       Pound  1,800            $    4,088
United Kingdom 4.25% 2032                                                                             10,045                18,146
Canadian Government 4.25% 2026(12)                                                                 C$ 63,724                74,258
Israel Government 7.50% 2014                                                                     ILS 308,812                72,939
Korean Government 4.50% 2008                                                                  KRW 58,438,000                57,299
Korean Government 4.50% 2009                                                                      13,750,000                13,510
Polish Government 8.50% 2006                                                                     PLZ  60,750                18,591
Polish Government 6.00% 2010                                                                         146,250                46,712
Russian Federation 8.25% 2010                                                                       $  4,000                 4,374
Russian Federation 5.00% 2030(2)                                                                      50,610                56,936
Russian Federation 5.00% 2030(1,2)                                                                       145                   163
Swedish Government 5.00% 2009                                                                    SKr 105,000                14,760
Swedish Government 5.25% 2011                                                                        311,885                45,726
French Government O.A.T. Eurobond 5.00% 2011                                                    Euro   8,250                11,295
French Government O.A.T. Eurobond Strip Principal 0% 2019                                             14,000                10,391
French Government O.A.T. Eurobond 5.50% 2029                                                           7,610                11,919
French Government O.A.T. Eurobond 4.75% 2035                                                          16,180                23,284
Queensland Treasury Corp. 6.00% 2015                                                               A$ 51,930                41,696
Kingdom of Denmark 4.00% 2008                                                                    Dkr 158,720                27,145
Italian Government BTPS Eurobond 6.00% 2007                                                     Euro  16,204                21,291
State of Qatar 9.75% 2030                                                                           $ 12,220                19,033
Aries Vermogensverwaltungs GmbH, Series C, 9.60% 2014                                                 13,750                17,892
Argentina (Republic of) 3.01% 2012(2)                                                                  8,850                 7,911
Argentina (Republic of) 6.501% 2033(10,12)                                                        ARP  8,904                 2,728
Argentina (Republic of) 0.703% 2038(2)                                                                10,050                 1,357
Banque Centrale de Tunisie 4.75% 2011                                                           Euro   3,000                 3,898
Banque Centrale de Tunisie 7.375% 2012                                                              $  6,250                 7,219
Corporacion Andina de Fomento 6.875% 2012                                                              5,895                 6,611
Corporacion Andina de Fomento 5.125% 2015                                                              2,000                 2,029
Netherlands Government Eurobond 5.00% 2012                                                      Euro   5,000                 6,873
El Salvador (Republic of) 7.65% 2035(1)                                                             $  6,700                 6,700
Brazil (Federal Republic of) Bearer 8.00% 2014(10)                                                       645                   661
Brazil (Federal Republic of) Global 8.875% 2024                                                        1,375                 1,437
Brazil (Federal Republic of) Global 12.25% 2030                                                          425                   572
Brazil (Federal Republic of) Global 11.00% 2040                                                        3,110                 3,745
Panama (Republic of) Global 10.75% 2020                                                                  210                   286
Panama (Republic of) Global 9.375% 2023                                                                3,837                 4,758
Panama (Republic of) Global 8.875% 2027                                                                  250                   299
Panama (Republic of) Global 9.375% 2029                                                                  675                   839
Bulgaria (Republic of) 8.25% 2015                                                                      4,000                 5,046
Peru (Republic of) 9.125% 2012                                                                           432                   508
Peru (Republic of) 8.375% 2016                                                                         2,500                 2,819
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(2)                                              370                   353
Turkey (Republic of) 12.375% 2009                                                                        500                   619
Turkey (Republic of) 15.00% 2010                                                                   TRY 3,250                 2,490
New Zealand Government 4.50% 2016(12)                                                              NZ$ 3,604                 2,781
Dominican Republic 9.50% 2011(1)                                                                    $  2,135                 2,300
Ukraine Government 7.65% 2013                                                                          2,000                 2,215
Guatemala (Republic of) 10.25% 2011(1)                                                                 1,000                 1,210
Colombia (Republic of) Global 12.00% 2015                                                      COP 2,330,000                 1,046
Venezuela (Republic of) 9.25% 2027                                                                   $   915                   962
                                                                                                                         1,383,999

ASSET-BACKED OBLIGATIONS(3) -- 5.99%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009(1)                              21,000                20,914
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009(1)                             51,820                52,307
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010(1)                              32,000                31,939
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011(1)                             30,000                30,639
Drive Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 1.638% 2006(1)                   3,906                 3,891
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007(1)                    3,138                 3,130
Drive Auto Receivables Trust, Series 2001-2, Class A, MBIA insured, 3.91% 2007(1)                      1,357                 1,358
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010(1)                    8,600                 8,614
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012                      28,125                28,077
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012(1)                   60,520                60,506
CWABS, Inc., Series 2004-15, Class AF-2, 3.775% 2024                                                  10,000                 9,926
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032                                                  15,000                14,942
CWABS, Inc., Series 2004-12, Class 2-AV-2, 3.594% 2033(2)                                             26,750                26,826
CWABS, Inc., Series 2004-15, Class 2-AV-2, 3.584% 2034(2)                                             30,000                30,100
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034                                                  16,000                15,959
Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A-I-2, 2.34% 2027                   14,450                14,351
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029                   1,550                 1,534
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032   10,000                10,060
Residential Asset Mortgage Products Trust, Series 2004-RZ3, Class A-I-4, 4.572% 2033                   6,038                 6,006
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033(2)                  10,000                10,069
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033                  9,000                 9,076
Residential Asset Mortgage Products Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034                  26,100                26,037
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(1)                     18,223                17,950
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(1)                      1,450                 1,448
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(1)                        798                   795
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010(1)                       7,141                 7,120
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011(1)                     27,600                27,440
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012(1)                      12,000                12,000
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3, 2.66% 2028                     3,442                 3,432
Residential Asset Securities Corp. Trust, Series 1999-KS3, Class A-I-7, AMBAC insured, 7.505% 2030     2,580                 2,608
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031                    22,179                22,646
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 3.544% 2035(2)               20,000                20,022
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018                            5,100                 5,090
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024                            7,660                 8,150
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024                        10,250                11,058
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026                           4,995                 5,391
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 3.37% 2027(2)                      1,381                 1,379
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030                           6,889                 7,738
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032                            1,500                 1,578
Wells Fargo Home Equity Trust, Series 2004-2, Class A-I-5, 4.89% 2028                                 39,935                39,921
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                       13,764                13,735
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011                                          3,610                 3,560
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                       12,000                11,801
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025(7)                                    4,192                   964
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028                                      4,873                 5,155
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029                                      10,024                10,739
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029                         7,163                 6,518
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029(7)                                    3,432                     9
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030(7)                                    9,019                     1
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 4.97% 2033(2)                        4,500                 4,562
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033                197                   197
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-3-A, MBIA insured, 2.37% 2007       4,357                 4,352
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009       2,000                 1,983
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009            4,000                 3,988
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010         15,500                15,416
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011(1)                15,615                15,384
First Investors Auto Owners Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012(1)              10,000                10,022
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009(1)             5,008                 4,989
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012               20,000                19,947
Park Place Securities, Inc., Series 2005-WHQ3, Class A-2-A, 3.394% 2035(2)                            23,206                23,191
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class A-4, 3.794% 2034(2)                        22,757                22,790
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021                               10,148                10,571
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027                                8,290                 8,835
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032                                3,000                 3,316
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3,
     FGIC insured, 4.16% 2017                                                                          3,000                 2,980
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4,
     FGIC insured, 4.70% 2020                                                                         19,594                19,545
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007                                                658                   660
MMCA Auto Owner Trust, Series 2001-3, Class B, 4.17% 2008(2)                                           2,881                 2,880
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009                                              2,647                 2,634
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                           15,556                15,558
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 3.844% 2034(2)                        20,000                20,041
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 4.08% 2031(2)                          5,000                 5,005
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034             11,000                11,217
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured, 5.65% 2034                3,000                 3,108
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 5.444% 2007(1,2)   10,158                10,316
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007(1)    8,250                 8,517
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011(1)                                15,000                14,754
Providian Gateway Master Trust, Series 2004-AA, Class C, 4.12% 2011(1,2)                               4,000                 4,036
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009                                17,000                17,303
American Express Credit Account Master Trust, Series 2003-3, Class A, 3.33% 2010(2)                   10,000                10,025
American Express Credit Account Master Trust, Series 2005-3, Class B, 3.38% 2011(2)                    7,000                 7,000
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010(1)                  6,682                 6,625
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012(1)                10,000                10,023
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                    15,000                15,601
CNL Funding, Series 2000-AA, Class A-2, MBIA Insured, 8.044% 2017(1)                                  13,800                15,246
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                                    14,250                14,983
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010                      14,000                14,092
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 4.464% 2034(2)                                      8,097                 8,164
Impac CMB Trust, Series 2004-10, Class 1-A-2, FGIC insured, 3.664% 2035(2)                             4,473                 4,485
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(1)                           12,000                11,895
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                      11,304                11,341
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                  7,267                 7,252
Centex Home Equity Loan Trust, Series 2005-A, Class AF-4, 4.72% 2031                                   1,750                 1,753
Centex Home Equity Loan Trust, Series 2005-A, Class AF-6, 4.69% 2035                                   2,000                 2,034
GreenPoint Credit Manufactured Housing Contract Trust, Series 2000-7, Class A-1,
     MBIA insured, 3.53% 2022(2)                                                                      10,823                10,885
Banco Itau SA, Series 2002, XLCA insured, 3.996% 2007(1,2)                                            10,079                10,079
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008(1)                     4,546                 4,528
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010(1)                     5,584                 5,521
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(1)                         9,425                10,029
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009                    10,000                 9,906
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030      3,462                 3,451
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2004-C,
     Class A-II-2, 3.584% 2035(2)                                                                      5,500                 5,511
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011                                 8,825                 8,824
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013                       4,137                 4,104
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035                       2,500                 2,553
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035                       2,000                 2,080
Home Equity Asset Trust, Series 2004-2, Class M-1, 3.844% 2034(2)                                      1,000                 1,000
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.934% 2035(2)                                      7,500                 7,559
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022(1)                         8,170                 8,374
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 3.92% 2010(1,2)                       8,000                 8,055
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 3.624% 2035(2)      7,450                 7,460
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011                                   3,000                 3,193
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011                                   3,750                 4,001
Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class I-A-2, 3.614% 2033(2)            7,125                 7,148
First USA Credit Card Master Trust, Series 1997-4, Class C, 4.24% 2010(1,2)                            6,630                 6,657
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014                   4,389                 4,299
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018                   2,251                 2,269
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010(1)                     6,357                 6,326
Poplar ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF-4, 4.628% 2034                         5,650                 5,656
Chase Credit Card Owner Trust, Series 2003-6, Class B, 3.57% 2011(2)                                   5,000                 5,022
California Infrastructure and Economic Development Bank, Special Purpose Trust,
     PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                      4,750                 4,834
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008                                            4,500                 4,781
Harley-Davidson Motorcycle Trust, Series 2001-3, Class B, 3.72% 2009                                     423                   422
Harley-Davidson Motorcycle Trust, Series 2001-3, Class A-2, 4.04% 2009                                 2,278                 2,282
Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010                                   1,447                 1,429
Metris Master Trust, Series 2000-3, Class A, 3.52% 2009(2)                                             3,500                 3,504
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS, MBIA insured, 7.11% 2007(1)       3,444                 3,449
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035(1)     3,400                 3,400
Chase Manhattan Auto Owner Trust, Series 2002-B, 4.24% 2009                                            3,357                 3,365
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010                     2,727                 2,722
Advanta Mortgage Loan Trust, Series 1999-2, Class A-6, AMBAC insured, 6.82% 2029                       2,348                 2,387
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009(1)                  2,408                 2,376
SLM Private Credit Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039(1)                 Pound  1,160                 2,162
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 3.47% 2013(2)                        $  2,000                 2,000
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009(1)                                  2,000                 1,997
California Infrastructure and Economic Development Bank, Special Purpose Trust,
     SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                       1,665                 1,696
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 4.064% 2032(2)                               1,614                 1,616
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685% 2012(1)                  310                   311
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012(1)                  988                   988
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008(1)                       778                   778
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(1)                       463                   461
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007                               1,147                 1,149
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003(1,2,6)                                              3,000                    --
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004(1,2,6)                                             7,000                   315
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(1,7)                                                16,000                   720
Capital One Master Trust, Series 2002-1A, Class B, 3.82% 2011(2)                                       1,000                 1,012
World Omni Auto Receivables Trust, Series 2001-B, Class B, 4.14% 2008                                    391                   391
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                               314                   313
                                                                                                                         1,298,475

MUNICIPALS -- 1.37%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003-A-1, 5.00% 2021                                                     6,085                 6,197
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003-A-1, 6.25% 2033                                                    64,975                71,096
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 4.375% 2019                                                        4,670                 4,734
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 6.125% 2024                                                       29,790                31,898
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2002, 5.75% 2032                                                        19,500                20,288
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
   Asset-backed Bonds, 6.125% 2027                                                                    38,715                41,118
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                             28,270                27,321
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
   Series 2001-A, Class A, 6.36% 2025                                                                 20,827                20,969
State of California, Department of Water Resources, Power Supply Revenue Bonds,
   Series 2002-E, 4.33% 2006                                                                          13,320                13,345
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego
   Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009(1)                     10,744                11,073
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030       10,000                10,258
Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds
   (Workers' Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008                     5,000                 4,968
Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds
   (Workers' Compensation Funding Program), Series 2003, AMBAC insured, 4.56% 2010                     5,000                 5,067
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026         6,760                 7,416
State of South Carolina, Tobacco Settlement Revenue Management Authority, Tobacco
   Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022                                            6,410                 6,792
State of South Carolina, Piedmont Municipal Power Agency, Electric Revenue Bonds,
   Refunding Series 2004-A-1, 3.60% 2006                                                               5,000                 4,978
State of New York, Dormitory Authority, City University System Consolidated Third General
   Resolution Revenue Bonds, Series 2003-2, 2.38% 2005                                                 4,500                 4,500
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds
   (Economic Development and Housing), Series B, 2.88% 2007                                            2,000                 1,963
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds
   (Economic Development and Housing), Series B, 3.09% 2007                                            2,200                 2,156
                                                                                                                           296,137

Total bonds & notes (cost: $18,973,847,000)                                                                             19,459,488




                                                                                                   Shares or
Convertible securities -- 0.79%                                                             principal amount


TELECOMMUNICATION SERVICES -- 0.24%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                             Euro  22,000,000                29,337
American Tower Corp. 5.00% convertible debentures 2010                                          $ 21,000,000                20,895
Dobson Communications Corp., Series F, 6.00% convertible preferred(1)                                 15,400                 2,002
                                                                                                                            52,234

CONSUMER DISCRETIONARY -- 0.23%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                           Euro  18,421,000                22,488
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                    351,600                14,180
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                        $ 18,125,000                13,456
                                                                                                                            50,124

INFORMATION TECHNOLOGY -- 0.15%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                $ 14,700,000                13,561
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                $ 12,000,000                11,340
Celestica Inc. 0% convertible debentures 2020                                                   $ 14,000,000                 7,927
                                                                                                                            32,828

UTILITIES -- 0.08%
AES Trust VII 6.00% convertible preferred 2008                                                       351,450                17,045

INDUSTRIALS -- 0.07%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(1)                                    180,000             $  14,333


FINANCIALS -- 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                            70,400                 3,598


MISCELLANEOUS -- 0.00%
Other convertible securities in initial period of acquisition                                                                  495


Total convertible securities (cost: $140,654,000)                                                                          170,657




Warrants -- 0.00%                                                                                     Shares


TELECOMMUNICATION SERVICES -- 0.00%
XO Communications, Inc., Series A, warrants, expire 2010(13)                                          11,373                     4
XO Communications, Inc., Series B, warrants, expire 2010(13)                                           8,529                     2
XO Communications, Inc., Series C, warrants, expire 2010(13)                                           8,529                     2
                                                                                                                                 8

Total warrants (cost: $0)                                                                                                        8




Preferred stocks -- 3.67%


FINANCIALS -- 3.56%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(1,2)                            135,198,000               153,263
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(1,)(2)                     57,500,000                63,482
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred(1,2)          87,750,000               107,030
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred(1,2)         25,000,000                40,124
HSBC Capital Funding LP 8.03% noncumulative preferred(2)                                          20,000,000                31,131
Fannie Mae, Series 0, 7.00% preferred(1)                                                           1,369,000                76,279
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities(1)             1,670,000                47,125
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred
     capital securities(1)                                                                           230,000                 6,016
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%                              18,000,000                18,357
RBS Capital Trust I 4.709% noncumulative trust preferred(2)                                       18,550,000                18,331
Royal Bank of Scotland Group PLC 6.625%(2)                                                         4,700,000                 6,523
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(1,2)                               21,750,000                23,435
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(1,2)                               15,000,000                18,185
ING Capital Funding Trust III 8.439% noncumulative preferred(2)                                   31,000,000                36,715
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                         1,200,000                32,844
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(1,2)                                 29,038,000                32,570
Standard Chartered Capital Trust I 8.16%(2)                                                       10,000,000                14,749
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(1,2)                     12,000,000                13,156
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(1,2)       11,250,000                12,909
ACE Ltd., Series C, 7.80% preferred depositary shares                                                305,000                 8,174
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate         112,500                 5,790
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate        50,000                 5,295
                                                                                                                           771,483


TELECOMMUNICATION SERVICES -- 0.06%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                 11,704             $  12,640
XO Communications, Inc. 14.00% preferred 2009(4,10,13)                                                    24                    --
                                                                                                                            12,640

CONSUMER STAPLES -- 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039                                    18,500                   462


CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(13)                                    50,565                    38


INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. - MOD III Inc., units(4,14)                                                                1,447                    --


MISCELLANEOUS -- 0.05%
Other preferred stocks in initial period of acquisition                                                                     11,027


Total preferred stocks (cost: $694,623,000)                                                                                795,650



Common stocks -- 0.14%


TELECOMMUNICATION SERVICES -- 0.06%
Dobson Communications Corp., Class A(1,13)                                                         2,432,959                10,364
VersaTel Telecom International NV(13)                                                                779,280                 1,743
XO Communications, Inc.(13)                                                                            5,685                    15
                                                                                                                            12,122

FINANCIALS -- 0.04%
Beverly Hills Bancorp Inc.                                                                           885,000                 9,691


INDUSTRIALS -- 0.02%
DigitalGlobe, Inc.(1,4,13)                                                                         3,984,039                 3,984
Delta Air Lines, Inc.(1,13)                                                                          312,961                 1,177
                                                                                                                             5,161

INFORMATION TECHNOLOGY -- 0.02%
ZiLOG, Inc.(13,14)                                                                                   879,000                 3,709


HEALTH CARE -- 0.00%
Clarent Hospital Corp.(4,13,14)                                                                      331,291                   166


Total common stocks (cost: $51,330,000)                                                                                     30,849


                                                                                            Principal amount          Market value
Short-term securities -- 4.52%                                                                         (000)                 (000)


Gannett Co. 3.03%-3.19% due 7/20-7/22/2005(1,15)                                                     $95,300            $   95,129
CAFCO, LLC 3.09%-3.13% due 7/15-7/27/2005(1,15)                                                       64,500                64,387
Ciesco LLC 3.27% due 8/18/2005(1)                                                                     29,400                29,269
Wal-Mart Stores Inc. 3.10%-3.22% due 8/9-8/26/2005(1,15)                                              94,000                93,636
Preferred Receivables Funding Corp. 3.07% due 7/11/2005(1)                                            50,000                49,953
Park Avenue Receivables Co., LLC 3.07% due 7/14/2005(1)                                               25,000                24,970
Procter & Gamble Co. 3.02%-3.21% due 7/6-7/29/2005(1)                                                 64,200                64,122
Hewlett-Packard Co. 3.16% due 7/28/2005(1)                                                            63,300                63,144
Variable Funding Capital Corp. 3.04%-3.12% due 7/6-8/10/2005(1,15)                                    61,200                61,049
Federal Home Loan Bank 3.21% due 8/19/2005                                                            50,000                49,777
PepsiCo Inc. 2.98%-3.22% due 7/5-8/1/2005(1)                                                          49,600                49,538
Three Pillars Funding, LLC 3.10%-3.40% due 7/1-7/7/2005(1)                                            41,700                41,683
Clipper Receivables Co., LLC 3.07% due 7/25/2005(1)                                                   41,000                40,912
Triple-A One Funding Corp. 3.26% due 7/26/2005(1)                                                     40,000                39,906
Hershey Foods Corp. 3.05% due 7/21/2005(1)                                                            32,000                31,943
NetJets Inc. 3.33% due 9/7/2005(1)                                                                    30,700                30,506
Bank of New York Co., Inc. 3.08% due 7/27/2005(15)                                                    25,000                24,945
IBM Credit Corp. 3.01% due 7/12/2005                                                                  24,200                24,176
Anheuser-Busch Companies, Inc. 3.03% due 7/18/2005(1,15)                                              23,400                23,364
Kimberly-Clark Worldwide Inc. 3.07% due 7/8/2005(1)                                                   20,700                20,686
Emerson Electric Co. 3.17% due 7/20/2005(1)                                                           20,000                19,965
Harley-Davidson Funding Corp. 3.05% due 7/13/2005(1)                                                  18,200                18,180
Abbott Laboratories Inc. 3.00% due 7/6/2005(1)                                                        11,400                11,394
BellSouth Corp. 3.03% due 7/8/2005(1)                                                                  4,900                 4,897
General Electric Capital Corp. 3.38% due 7/1/2005                                                      1,000                 1,000


Total short-term securities (cost: $978,524,000)                                                                           978,531

Total investment securities (cost: $20,838,978,000)                                                                     21,435,183
Other assets less liabilities                                                                                              231,919

Net assets                                                                                                             $21,667,102


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,388,322,000, which represented 20.25% of the net assets of the fund.
(2) Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.
(5) Step bond; coupon rate will increase at a later date.
(6) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(7) Company not making scheduled interest payments; bankruptcy proceedings pending.
(8) Purchased as a unit; issue was separated but reattached for reporting purposes.
(9) This unit also contains 999,000 par of Drax Holdings Ltd., Class A-3, 9.673% 2020 and 999,000 shares of Drax Holdings Ltd. common stock.
(10)Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(11)Scheduled interest payments not made; reorganization pending.
(12)Index-linked bond whose principal amount moves with a government retail price index.
(13)Security did not produce income during the last 12 months.
(14)Represents an affiliated company as defined under the Investment Company
    Act of 1940.
(15)This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ``interested persons'' of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Nominating and Governance Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.


By /s/ Abner D. Goldstine
-------------------------------------
Abner D. Goldstine, President and PEO

Date: September 7, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Abner D. Goldstine
-------------------------------------
Abner D. Goldstine, President and PEO

Date: September 7, 2005



By /s/ Susi M. Silverman
------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: September 7, 2005